UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2024

Item 1:	Report(s) to Shareholders.

Class A

LAVLX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.02%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.05%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$9,424	$10,000	$10,000	$10,000
1/31/2015	$9,144	$9,857	$9,700	$9,700
2/28/2015	$9,668	$10,261	$10,270	$10,257
3/31/2015	$9,756	$10,242	$10,283	$10,095
4/30/2015	$9,683	$10,126	$10,248	$10,192
5/31/2015	$9,847	$10,305	$10,343	$10,323
6/30/2015	$9,632	$10,041	$10,162	$10,123
7/31/2015	$9,707	$10,027	$9,938	$10,335
8/31/2015	$9,200	$9,553	$9,492	$9,712
9/30/2015	$8,832	$9,234	$9,133	$9,471
10/31/2015	$9,328	$9,798	$9,695	$10,270
11/30/2015	$9,379	$9,826	$9,837	$10,301
12/31/2015	$9,090	$9,522	$9,335	$10,138
1/31/2016	$8,491	$8,996	$8,817	$9,635
2/29/2016	$8,491	$9,059	$9,015	$9,622
3/31/2016	$9,262	$9,895	$9,928	$10,275
4/30/2016	$9,427	$10,108	$10,099	$10,315
5/31/2016	$9,663	$10,273	$10,243	$10,500
6/30/2016	$9,607	$10,367	$10,293	$10,527
7/31/2016	$9,924	$10,806	$10,713	$10,915
8/31/2016	$9,983	$10,783	$10,755	$10,931
9/30/2016	$10,016	$10,828	$10,758	$10,933
10/31/2016	$9,832	$10,566	$10,533	$10,733
11/30/2016	$10,453	$11,227	$11,583	$11,131
12/31/2016	$10,600	$11,426	$11,811	$11,351
1/31/2017	$10,773	$11,618	$11,974	$11,566
2/28/2017	$10,958	$11,943	$12,212	$12,025
3/31/2017	$10,869	$11,856	$12,125	$12,039
4/30/2017	$10,976	$11,878	$12,122	$12,163
5/31/2017	$10,958	$11,842	$11,938	$12,334
6/30/2017	$11,036	$12,018	$12,194	$12,411
7/31/2017	$11,113	$12,177	$12,311	$12,666
8/31/2017	$10,832	$11,950	$12,056	$12,705
9/30/2017	$11,050	$12,275	$12,591	$12,967
10/31/2017	$11,150	$12,374	$12,717	$13,270
11/30/2017	$11,331	$12,793	$13,189	$13,677
12/31/2017	$11,345	$12,951	$13,266	$13,829
1/31/2018	$11,599	$13,248	$13,441	$14,621
2/28/2018	$11,098	$12,596	$12,761	$14,082
3/31/2018	$11,144	$12,627	$12,867	$13,724
4/30/2018	$11,197	$12,689	$12,952	$13,777
5/31/2018	$11,326	$12,827	$13,500	$14,108
6/30/2018	$11,258	$12,931	$13,556	$14,195
7/31/2018	$11,589	$13,282	$13,849	$14,724
8/31/2018	$11,771	$13,463	$14,203	$15,203
9/30/2018	$11,718	$13,357	$14,067	$15,290
10/31/2018	$10,655	$12,395	$12,818	$14,245
11/30/2018	$10,830	$12,692	$13,189	$14,535
12/31/2018	$9,696	$11,359	$11,691	$13,223
1/31/2019	$10,701	$12,529	$13,059	$14,282
2/28/2019	$11,061	$12,927	$13,573	$14,741
3/31/2019	$10,992	$12,992	$13,330	$15,027
4/30/2019	$11,432	$13,420	$13,965	$15,636
5/31/2019	$10,427	$12,558	$12,616	$14,642
6/30/2019	$11,150	$13,407	$13,663	$15,674
7/31/2019	$11,320	$13,518	$13,816	$15,899
8/31/2019	$10,827	$13,041	$13,073	$15,648
9/30/2019	$11,308	$13,571	$13,723	$15,940
10/31/2019	$11,272	$13,644	$13,906	$16,286
11/30/2019	$11,574	$14,007	$14,294	$16,877
12/31/2019	$11,917	$14,433	$14,740	$17,386
1/31/2020	$11,571	$14,153	$14,131	$17,379
2/29/2020	$10,458	$12,751	$12,627	$15,949
3/31/2020	$8,291	$9,857	$9,567	$13,979
4/30/2020	$9,374	$11,173	$10,940	$15,771
5/31/2020	$9,841	$11,691	$11,518	$16,522
6/30/2020	$9,966	$11,823	$11,647	$16,850
7/31/2020	$10,237	$12,381	$11,966	$17,801
8/31/2020	$10,387	$12,872	$12,422	$19,080
9/30/2020	$9,966	$12,580	$11,882	$18,355
10/31/2020	$10,166	$12,697	$12,297	$17,867
11/30/2020	$11,705	$14,480	$14,335	$19,823
12/31/2020	$12,243	$15,150	$15,290	$20,585
1/31/2021	$12,238	$15,115	$15,467	$20,377
2/28/2021	$13,078	$16,286	$16,942	$20,939
3/31/2021	$13,955	$17,127	$18,108	$21,856
4/30/2021	$14,757	$17,955	$18,978	$23,022
5/31/2021	$14,846	$18,310	$19,346	$23,183
6/30/2021	$14,546	$18,097	$18,802	$23,724
7/31/2021	$14,555	$18,209	$18,768	$24,288
8/31/2021	$14,884	$18,599	$19,218	$25,026
9/30/2021	$14,504	$17,914	$18,502	$23,862
10/31/2021	$15,263	$18,868	$19,322	$25,534
11/30/2021	$14,829	$18,294	$18,862	$25,357
12/31/2021	$15,779	$19,443	$19,977	$26,494
1/31/2022	$15,030	$18,613	$19,185	$25,123
2/28/2022	$15,117	$18,526	$19,427	$24,371
3/31/2022	$15,218	$19,089	$19,856	$25,276
4/30/2022	$14,189	$17,955	$18,541	$23,071
5/31/2022	$14,538	$18,300	$18,938	$23,114
6/30/2022	$13,055	$16,288	$17,178	$21,206
7/31/2022	$14,073	$17,690	$18,758	$23,161
8/31/2022	$13,714	$17,148	$18,223	$22,217
9/30/2022	$12,475	$15,485	$16,490	$20,170
10/31/2022	$13,803	$16,948	$18,391	$21,804
11/30/2022	$14,613	$18,019	$19,580	$23,022
12/31/2022	$14,033	$17,104	$18,591	$21,696
1/31/2023	$15,040	$18,485	$20,710	$23,059
2/28/2023	$14,761	$17,893	$20,131	$22,496
3/31/2023	$14,252	$17,330	$19,059	$23,322
4/30/2023	$14,362	$17,331	$18,855	$23,686
5/31/2023	$13,789	$16,562	$18,172	$23,789
6/30/2023	$14,935	$17,998	$19,922	$25,361
7/31/2023	$15,477	$18,782	$20,813	$26,176
8/31/2023	$15,262	$18,117	$20,033	$25,759
9/30/2023	$14,566	$17,196	$18,881	$24,531
10/31/2023	$14,001	$16,344	$17,771	$24,015
11/30/2023	$15,247	$17,885	$19,470	$26,208
12/31/2023	$16,208	$19,278	$21,453	$27,399
1/31/2024	$16,248	$18,933	$20,789	$27,859
2/29/2024	$17,127	$19,837	$21,192	$29,347
3/31/2024	$18,035	$20,864	$22,336	$30,291
4/30/2024	$17,061	$19,772	$20,985	$29,054
5/31/2024	$17,717	$20,482	$21,967	$30,494
6/30/2024	$17,313	$20,154	$21,549	$31,589
7/31/2024	$18,222	$21,372	$23,180	$31,973
8/31/2024	$18,600	$21,775	$23,327	$32,749
9/30/2024	$18,843	$22,185	$23,600	$33,448
10/31/2024	$18,666	$21,906	$23,589	$33,145
11/30/2024	$19,978	$23,519	$25,677	$35,090
12/31/2024	$18,647	$21,798	$23,965	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	15.05%	9.37%	7.06%
Class A with sales charge	8.43%	8.08%	6.43%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAVLX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-16-A

02/25

Class C

LMCCX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.77%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.19%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,697	$9,857	$9,700	$9,700
2/28/2015	$10,245	$10,261	$10,270	$10,257
3/31/2015	$10,332	$10,242	$10,283	$10,095
4/30/2015	$10,245	$10,126	$10,248	$10,192
5/31/2015	$10,415	$10,305	$10,343	$10,323
6/30/2015	$10,178	$10,041	$10,162	$10,123
7/31/2015	$10,251	$10,027	$9,938	$10,335
8/31/2015	$9,711	$9,553	$9,492	$9,712
9/30/2015	$9,317	$9,234	$9,133	$9,471
10/31/2015	$9,832	$9,798	$9,695	$10,270
11/30/2015	$9,881	$9,826	$9,837	$10,301
12/31/2015	$9,573	$9,522	$9,335	$10,138
1/31/2016	$8,934	$8,996	$8,817	$9,635
2/29/2016	$8,930	$9,059	$9,015	$9,622
3/31/2016	$9,735	$9,895	$9,928	$10,275
4/30/2016	$9,905	$10,108	$10,099	$10,315
5/31/2016	$10,141	$10,273	$10,243	$10,500
6/30/2016	$10,079	$10,367	$10,293	$10,527
7/31/2016	$10,408	$10,806	$10,713	$10,915
8/31/2016	$10,462	$10,783	$10,755	$10,931
9/30/2016	$10,487	$10,828	$10,758	$10,933
10/31/2016	$10,292	$10,566	$10,533	$10,733
11/30/2016	$10,931	$11,227	$11,583	$11,131
12/31/2016	$11,076	$11,426	$11,811	$11,351
1/31/2017	$11,254	$11,618	$11,974	$11,566
2/28/2017	$11,441	$11,943	$12,212	$12,025
3/31/2017	$11,337	$11,856	$12,125	$12,039
4/30/2017	$11,445	$11,878	$12,122	$12,163
5/31/2017	$11,420	$11,842	$11,938	$12,334
6/30/2017	$11,495	$12,018	$12,194	$12,411
7/31/2017	$11,565	$12,177	$12,311	$12,666
8/31/2017	$11,262	$11,950	$12,056	$12,705
9/30/2017	$11,486	$12,275	$12,591	$12,967
10/31/2017	$11,582	$12,374	$12,717	$13,270
11/30/2017	$11,765	$12,793	$13,189	$13,677
12/31/2017	$11,768	$12,951	$13,266	$13,829
1/31/2018	$12,026	$13,248	$13,441	$14,621
2/28/2018	$11,501	$12,596	$12,761	$14,082
3/31/2018	$11,539	$12,627	$12,867	$13,724
4/30/2018	$11,586	$12,689	$12,952	$13,777
5/31/2018	$11,713	$12,827	$13,500	$14,108
6/30/2018	$11,637	$12,931	$13,556	$14,195
7/31/2018	$11,968	$13,282	$13,849	$14,724
8/31/2018	$12,150	$13,463	$14,203	$15,203
9/30/2018	$12,091	$13,357	$14,067	$15,290
10/31/2018	$10,986	$12,395	$12,818	$14,245
11/30/2018	$11,155	$12,692	$13,189	$14,535
12/31/2018	$9,979	$11,359	$11,691	$13,223
1/31/2019	$11,009	$12,529	$13,059	$14,282
2/28/2019	$11,376	$12,927	$13,573	$14,741
3/31/2019	$11,296	$12,992	$13,330	$15,027
4/30/2019	$11,744	$13,420	$13,965	$15,636
5/31/2019	$10,700	$12,558	$12,616	$14,642
6/30/2019	$11,439	$13,407	$13,663	$15,674
7/31/2019	$11,606	$13,518	$13,816	$15,899
8/31/2019	$11,095	$13,041	$13,073	$15,648
9/30/2019	$11,579	$13,571	$13,723	$15,940
10/31/2019	$11,534	$13,644	$13,906	$16,286
11/30/2019	$11,839	$14,007	$14,294	$16,877
12/31/2019	$12,179	$14,433	$14,740	$17,386
1/31/2020	$11,820	$14,153	$14,131	$17,379
2/29/2020	$10,674	$12,751	$12,627	$15,949
3/31/2020	$8,457	$9,857	$9,567	$13,979
4/30/2020	$9,556	$11,173	$10,940	$15,771
5/31/2020	$10,025	$11,691	$11,518	$16,522
6/30/2020	$10,145	$11,823	$11,647	$16,850
7/31/2020	$10,417	$12,381	$11,966	$17,801
8/31/2020	$10,564	$12,872	$12,422	$19,080
9/30/2020	$10,127	$12,580	$11,882	$18,355
10/31/2020	$10,325	$12,697	$12,297	$17,867
11/30/2020	$11,880	$14,480	$14,335	$19,823
12/31/2020	$12,415	$15,150	$15,290	$20,585
1/31/2021	$12,406	$15,115	$15,467	$20,377
2/28/2021	$13,247	$16,286	$16,942	$20,939
3/31/2021	$14,129	$17,127	$18,108	$21,856
4/30/2021	$14,933	$17,955	$18,978	$23,022
5/31/2021	$15,012	$18,310	$19,346	$23,183
6/30/2021	$14,698	$18,097	$18,802	$23,724
7/31/2021	$14,698	$18,209	$18,768	$24,288
8/31/2021	$15,021	$18,599	$19,218	$25,026
9/30/2021	$14,628	$17,914	$18,502	$23,862
10/31/2021	$15,386	$18,868	$19,322	$25,534
11/30/2021	$14,938	$18,294	$18,862	$25,357
12/31/2021	$15,886	$19,443	$19,977	$26,494
1/31/2022	$15,122	$18,613	$19,185	$25,123
2/28/2022	$15,202	$18,526	$19,427	$24,371
3/31/2022	$15,293	$19,089	$19,856	$25,276
4/30/2022	$14,247	$17,955	$18,541	$23,071
5/31/2022	$14,589	$18,300	$18,938	$23,114
6/30/2022	$13,095	$16,288	$17,178	$21,206
7/31/2022	$14,104	$17,690	$18,758	$23,161
8/31/2022	$13,736	$17,148	$18,223	$22,217
9/30/2022	$12,491	$15,485	$16,490	$20,170
10/31/2022	$13,808	$16,948	$18,391	$21,804
11/30/2022	$14,609	$18,019	$19,580	$23,022
12/31/2022	$14,018	$17,104	$18,591	$21,696
1/31/2023	$15,016	$18,485	$20,710	$23,059
2/28/2023	$14,727	$17,893	$20,131	$22,496
3/31/2023	$14,214	$17,330	$19,059	$23,322
4/30/2023	$14,313	$17,331	$18,855	$23,686
5/31/2023	$13,735	$16,562	$18,172	$23,789
6/30/2023	$14,863	$17,998	$19,922	$25,361
7/31/2023	$15,400	$18,782	$20,813	$26,176
8/31/2023	$15,171	$18,117	$20,033	$25,759
9/30/2023	$14,470	$17,196	$18,881	$24,531
10/31/2023	$13,901	$16,344	$17,771	$24,015
11/30/2023	$15,132	$17,885	$19,470	$26,208
12/31/2023	$16,073	$19,278	$21,453	$27,399
1/31/2024	$16,101	$18,933	$20,789	$27,859
2/29/2024	$16,963	$19,837	$21,192	$29,347
3/31/2024	$17,848	$20,864	$22,336	$30,291
4/30/2024	$16,875	$19,772	$20,986	$29,054
5/31/2024	$17,518	$20,482	$21,967	$30,494
6/30/2024	$17,106	$20,154	$21,549	$31,589
7/31/2024	$17,990	$21,372	$23,180	$31,973
8/31/2024	$18,353	$21,775	$23,327	$32,749
9/30/2024	$18,584	$22,185	$23,600	$33,448
10/31/2024	$18,397	$21,906	$23,589	$33,145
11/30/2024	$19,677	$23,519	$25,677	$35,090
12/31/2024	$18,354	$21,798	$23,965	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	14.19%	8.55%	6.26%
Class C with sales charge	13.19%	8.55%	6.26%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LMCCX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-676-C

02/25

Class F

LMCFX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94	0.87%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.22%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,704	$9,857	$9,700	$9,700
2/28/2015	$10,261	$10,261	$10,270	$10,257
3/31/2015	$10,355	$10,242	$10,283	$10,095
4/30/2015	$10,277	$10,126	$10,248	$10,192
5/31/2015	$10,456	$10,305	$10,343	$10,323
6/30/2015	$10,226	$10,041	$10,162	$10,123
7/31/2015	$10,306	$10,027	$9,938	$10,335
8/31/2015	$9,772	$9,553	$9,492	$9,712
9/30/2015	$9,378	$9,234	$9,133	$9,471
10/31/2015	$9,908	$9,798	$9,695	$10,270
11/30/2015	$9,963	$9,826	$9,837	$10,301
12/31/2015	$9,659	$9,522	$9,335	$10,138
1/31/2016	$9,021	$8,996	$8,817	$9,635
2/29/2016	$9,025	$9,059	$9,015	$9,622
3/31/2016	$9,844	$9,895	$9,928	$10,275
4/30/2016	$10,025	$10,108	$10,099	$10,315
5/31/2016	$10,272	$10,273	$10,243	$10,500
6/30/2016	$10,213	$10,367	$10,293	$10,527
7/31/2016	$10,553	$10,806	$10,713	$10,915
8/31/2016	$10,615	$10,783	$10,755	$10,931
9/30/2016	$10,651	$10,828	$10,758	$10,933
10/31/2016	$10,458	$10,566	$10,533	$10,733
11/30/2016	$11,119	$11,227	$11,583	$11,131
12/31/2016	$11,278	$11,426	$11,811	$11,351
1/31/2017	$11,464	$11,618	$11,974	$11,566
2/28/2017	$11,663	$11,943	$12,212	$12,025
3/31/2017	$11,568	$11,856	$12,125	$12,039
4/30/2017	$11,683	$11,878	$12,122	$12,163
5/31/2017	$11,667	$11,842	$11,938	$12,334
6/30/2017	$11,754	$12,018	$12,194	$12,411
7/31/2017	$11,837	$12,177	$12,311	$12,666
8/31/2017	$11,535	$11,950	$12,056	$12,705
9/30/2017	$11,769	$12,275	$12,591	$12,967
10/31/2017	$11,880	$12,374	$12,717	$13,270
11/30/2017	$12,075	$12,793	$13,189	$13,677
12/31/2017	$12,090	$12,951	$13,266	$13,829
1/31/2018	$12,359	$13,248	$13,441	$14,621
2/28/2018	$11,829	$12,596	$12,761	$14,082
3/31/2018	$11,882	$12,627	$12,867	$13,724
4/30/2018	$11,935	$12,689	$12,952	$13,777
5/31/2018	$12,078	$12,827	$13,500	$14,108
6/30/2018	$12,009	$12,931	$13,556	$14,195
7/31/2018	$12,360	$13,282	$13,849	$14,724
8/31/2018	$12,556	$13,463	$14,203	$15,203
9/30/2018	$12,503	$13,357	$14,067	$15,290
10/31/2018	$11,378	$12,395	$12,818	$14,245
11/30/2018	$11,565	$12,692	$13,189	$14,535
12/31/2018	$10,352	$11,359	$11,691	$13,223
1/31/2019	$11,427	$12,529	$13,059	$14,282
2/28/2019	$11,818	$12,927	$13,573	$14,741
3/31/2019	$11,744	$12,992	$13,330	$15,027
4/30/2019	$12,214	$13,420	$13,965	$15,636
5/31/2019	$11,139	$12,558	$12,616	$14,642
6/30/2019	$11,918	$13,407	$13,663	$15,674
7/31/2019	$12,097	$13,518	$13,816	$15,899
8/31/2019	$11,575	$13,041	$13,073	$15,648
9/30/2019	$12,089	$13,571	$13,723	$15,940
10/31/2019	$12,054	$13,644	$13,906	$16,286
11/30/2019	$12,380	$14,007	$14,294	$16,877
12/31/2019	$12,747	$14,433	$14,740	$17,386
1/31/2020	$12,378	$14,153	$14,131	$17,379
2/29/2020	$11,191	$12,751	$12,627	$15,949
3/31/2020	$8,870	$9,857	$9,567	$13,979
4/30/2020	$10,030	$11,173	$10,940	$15,771
5/31/2020	$10,534	$11,691	$11,518	$16,522
6/30/2020	$10,665	$11,823	$11,647	$16,850
7/31/2020	$10,957	$12,381	$11,966	$17,801
8/31/2020	$11,119	$12,872	$12,422	$19,080
9/30/2020	$10,669	$12,580	$11,882	$18,355
10/31/2020	$10,885	$12,697	$12,297	$17,867
11/30/2020	$12,536	$14,480	$14,335	$19,823
12/31/2020	$13,112	$15,150	$15,290	$20,585
1/31/2021	$13,107	$15,115	$15,467	$20,377
2/28/2021	$14,010	$16,286	$16,942	$20,939
3/31/2021	$14,954	$17,127	$18,108	$21,856
4/30/2021	$15,816	$17,955	$18,978	$23,022
5/31/2021	$15,911	$18,310	$19,346	$23,183
6/30/2021	$15,592	$18,097	$18,802	$23,724
7/31/2021	$15,606	$18,209	$18,768	$24,288
8/31/2021	$15,957	$18,599	$19,218	$25,026
9/30/2021	$15,551	$17,914	$18,502	$23,862
10/31/2021	$16,372	$18,868	$19,322	$25,534
11/30/2021	$15,902	$18,294	$18,862	$25,357
12/31/2021	$16,926	$19,443	$19,977	$26,494
1/31/2022	$16,125	$18,613	$19,185	$25,123
2/28/2022	$16,220	$18,526	$19,427	$24,371
3/31/2022	$16,329	$19,089	$19,856	$25,276
4/30/2022	$15,225	$17,955	$18,541	$23,071
5/31/2022	$15,603	$18,300	$18,938	$23,114
6/30/2022	$14,016	$16,288	$17,178	$21,206
7/31/2022	$15,108	$17,690	$18,758	$23,161
8/31/2022	$14,725	$17,148	$18,223	$22,217
9/30/2022	$13,398	$15,485	$16,490	$20,170
10/31/2022	$14,826	$16,948	$18,391	$21,804
11/30/2022	$15,699	$18,019	$19,580	$23,022
12/31/2022	$15,076	$17,104	$18,591	$21,696
1/31/2023	$16,158	$18,485	$20,710	$23,059
2/28/2023	$15,860	$17,893	$20,131	$22,496
3/31/2023	$15,314	$17,330	$19,059	$23,322
4/30/2023	$15,438	$17,331	$18,855	$23,686
5/31/2023	$14,821	$16,562	$18,172	$23,789
6/30/2023	$16,055	$17,998	$19,922	$25,361
7/31/2023	$16,643	$18,782	$20,813	$26,176
8/31/2023	$16,409	$18,117	$20,033	$25,759
9/30/2023	$15,665	$17,196	$18,881	$24,531
10/31/2023	$15,057	$16,344	$17,771	$24,015
11/30/2023	$16,404	$17,885	$19,470	$26,208
12/31/2023	$17,441	$19,278	$21,453	$27,399
1/31/2024	$17,485	$18,933	$20,789	$27,859
2/29/2024	$18,434	$19,837	$21,192	$29,347
3/31/2024	$19,410	$20,864	$22,336	$30,291
4/30/2024	$18,368	$19,772	$20,986	$29,054
5/31/2024	$19,075	$20,482	$21,967	$30,494
6/30/2024	$18,642	$20,154	$21,549	$31,589
7/31/2024	$19,626	$21,372	$23,180	$31,973
8/31/2024	$20,032	$21,775	$23,327	$32,749
9/30/2024	$20,295	$22,185	$23,600	$33,448
10/31/2024	$20,109	$21,906	$23,589	$33,145
11/30/2024	$21,524	$23,519	$25,677	$35,090
12/31/2024	$20,095	$21,798	$23,965	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	15.22%	9.53%	7.23%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LMCFX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-1019-F

02/25

Class F3

LOVLX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$73	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.43%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,130	$10,048	$10,067	$10,112
5/31/2017	$10,116	$10,017	$9,914	$10,254
6/30/2017	$10,192	$10,166	$10,126	$10,318
7/31/2017	$10,264	$10,301	$10,224	$10,530
8/31/2017	$10,007	$10,109	$10,012	$10,562
9/30/2017	$10,212	$10,384	$10,456	$10,780
10/31/2017	$10,308	$10,468	$10,561	$11,032
11/30/2017	$10,479	$10,822	$10,953	$11,370
12/31/2017	$10,494	$10,956	$11,017	$11,496
1/31/2018	$10,730	$11,207	$11,163	$12,155
2/28/2018	$10,272	$10,655	$10,597	$11,707
3/31/2018	$10,317	$10,682	$10,686	$11,409
4/30/2018	$10,367	$10,735	$10,756	$11,453
5/31/2018	$10,490	$10,851	$11,211	$11,729
6/30/2018	$10,430	$10,939	$11,258	$11,801
7/31/2018	$10,738	$11,236	$11,501	$12,240
8/31/2018	$10,911	$11,389	$11,795	$12,639
9/30/2018	$10,865	$11,299	$11,682	$12,711
10/31/2018	$9,888	$10,485	$10,645	$11,842
11/30/2018	$10,050	$10,736	$10,953	$12,083
12/31/2018	$8,999	$9,609	$9,709	$10,992
1/31/2019	$9,937	$10,599	$10,845	$11,873
2/28/2019	$10,276	$10,936	$11,272	$12,255
3/31/2019	$10,216	$10,990	$11,070	$12,493
4/30/2019	$10,627	$11,353	$11,598	$12,998
5/31/2019	$9,692	$10,624	$10,477	$12,172
6/30/2019	$10,370	$11,341	$11,346	$13,030
7/31/2019	$10,529	$11,436	$11,474	$13,218
8/31/2019	$10,077	$11,032	$10,857	$13,008
9/30/2019	$10,526	$11,480	$11,397	$13,252
10/31/2019	$10,495	$11,542	$11,549	$13,539
11/30/2019	$10,778	$11,849	$11,870	$14,030
12/31/2019	$11,101	$12,210	$12,241	$14,453
1/31/2020	$10,781	$11,972	$11,736	$14,448
2/29/2020	$9,747	$10,787	$10,486	$13,258
3/31/2020	$7,731	$8,338	$7,945	$11,621
4/30/2020	$8,741	$9,452	$9,085	$13,111
5/31/2020	$9,182	$9,890	$9,565	$13,735
6/30/2020	$9,299	$10,002	$9,673	$14,008
7/31/2020	$9,556	$10,474	$9,937	$14,798
8/31/2020	$9,701	$10,889	$10,316	$15,862
9/30/2020	$9,307	$10,642	$9,867	$15,259
10/31/2020	$9,498	$10,741	$10,212	$14,853
11/30/2020	$10,937	$12,249	$11,905	$16,479
12/31/2020	$11,446	$12,816	$12,698	$17,113
1/31/2021	$11,442	$12,787	$12,845	$16,940
2/28/2021	$12,233	$13,777	$14,070	$17,407
3/31/2021	$13,056	$14,489	$15,038	$18,169
4/30/2021	$13,808	$15,189	$15,761	$19,139
5/31/2021	$13,895	$15,489	$16,066	$19,273
6/30/2021	$13,618	$15,309	$15,615	$19,723
7/31/2021	$13,634	$15,404	$15,586	$20,191
8/31/2021	$13,943	$15,734	$15,960	$20,805
9/30/2021	$13,591	$15,154	$15,365	$19,838
10/31/2021	$14,307	$15,961	$16,046	$21,227
11/30/2021	$13,903	$15,476	$15,664	$21,080
12/31/2021	$14,798	$16,448	$16,590	$22,025
1/31/2022	$14,102	$15,746	$15,933	$20,885
2/28/2022	$14,189	$15,672	$16,133	$20,260
3/31/2022	$14,284	$16,148	$16,490	$21,012
4/30/2022	$13,320	$15,189	$15,398	$19,180
5/31/2022	$13,653	$15,480	$15,728	$19,215
6/30/2022	$12,265	$13,779	$14,266	$17,629
7/31/2022	$13,223	$14,964	$15,578	$19,254
8/31/2022	$12,890	$14,507	$15,134	$18,469
9/30/2022	$11,734	$13,099	$13,694	$16,768
10/31/2022	$12,982	$14,337	$15,273	$18,126
11/30/2022	$13,749	$15,243	$16,260	$19,139
12/31/2022	$13,202	$14,469	$15,440	$18,036
1/31/2023	$14,158	$15,638	$17,199	$19,169
2/28/2023	$13,899	$15,137	$16,719	$18,702
3/31/2023	$13,424	$14,660	$15,828	$19,388
4/30/2023	$13,532	$14,661	$15,658	$19,691
5/31/2023	$12,995	$14,011	$15,091	$19,777
6/30/2023	$14,078	$15,226	$16,544	$21,083
7/31/2023	$14,598	$15,889	$17,285	$21,761
8/31/2023	$14,395	$15,326	$16,637	$21,414
9/30/2023	$13,743	$14,547	$15,680	$20,393
10/31/2023	$13,215	$13,826	$14,758	$19,964
11/30/2023	$14,395	$15,130	$16,169	$21,788
12/31/2023	$15,307	$16,308	$17,816	$22,777
1/31/2024	$15,346	$16,016	$17,265	$23,160
2/29/2024	$16,181	$16,781	$17,599	$24,397
3/31/2024	$17,041	$17,650	$18,549	$25,182
4/30/2024	$16,129	$16,726	$17,428	$24,153
5/31/2024	$16,755	$17,327	$18,243	$25,351
6/30/2024	$16,377	$17,049	$17,896	$26,260
7/31/2024	$17,243	$18,079	$19,250	$26,580
8/31/2024	$17,602	$18,420	$19,372	$27,225
9/30/2024	$17,841	$18,767	$19,599	$27,806
10/31/2024	$17,679	$18,532	$19,590	$27,554
11/30/2024	$18,926	$19,896	$21,323	$29,172
12/31/2024	$17,670	$18,440	$19,902	$28,476

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	15.43%	9.74%	7.63%
Russell Mid Cap Value Index	13.07%	8.59%	8.22%
S&P MidCap 400 Value Index	11.71%	10.21%	9.30%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	14.47%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOVLX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8958-F3

02/25

Class I

LMCYX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.77%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.32%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,708	$9,857	$9,700	$9,700
2/28/2015	$10,265	$10,261	$10,270	$10,257
3/31/2015	$10,362	$10,242	$10,283	$10,095
4/30/2015	$10,284	$10,126	$10,248	$10,192
5/31/2015	$10,463	$10,305	$10,343	$10,323
6/30/2015	$10,234	$10,041	$10,162	$10,123
7/31/2015	$10,313	$10,027	$9,938	$10,335
8/31/2015	$9,780	$9,553	$9,492	$9,712
9/30/2015	$9,386	$9,234	$9,133	$9,471
10/31/2015	$9,916	$9,798	$9,695	$10,270
11/30/2015	$9,974	$9,826	$9,837	$10,301
12/31/2015	$9,669	$9,522	$9,335	$10,138
1/31/2016	$9,032	$8,996	$8,817	$9,635
2/29/2016	$9,035	$9,059	$9,015	$9,622
3/31/2016	$9,858	$9,895	$9,928	$10,275
4/30/2016	$10,039	$10,108	$10,099	$10,315
5/31/2016	$10,287	$10,273	$10,243	$10,500
6/30/2016	$10,232	$10,367	$10,293	$10,527
7/31/2016	$10,576	$10,806	$10,713	$10,915
8/31/2016	$10,639	$10,783	$10,755	$10,931
9/30/2016	$10,674	$10,828	$10,758	$10,933
10/31/2016	$10,481	$10,566	$10,533	$10,733
11/30/2016	$11,147	$11,227	$11,583	$11,131
12/31/2016	$11,303	$11,426	$11,811	$11,351
1/31/2017	$11,490	$11,618	$11,974	$11,566
2/28/2017	$11,692	$11,943	$12,212	$12,025
3/31/2017	$11,597	$11,856	$12,125	$12,039
4/30/2017	$11,716	$11,878	$12,122	$12,163
5/31/2017	$11,700	$11,842	$11,938	$12,334
6/30/2017	$11,784	$12,018	$12,194	$12,411
7/31/2017	$11,871	$12,177	$12,311	$12,666
8/31/2017	$11,569	$11,950	$12,056	$12,705
9/30/2017	$11,807	$12,275	$12,591	$12,967
10/31/2017	$11,915	$12,374	$12,717	$13,270
11/30/2017	$12,113	$12,793	$13,189	$13,677
12/31/2017	$12,128	$12,951	$13,266	$13,829
1/31/2018	$12,402	$13,248	$13,441	$14,621
2/28/2018	$11,870	$12,596	$12,761	$14,082
3/31/2018	$11,923	$12,627	$12,867	$13,724
4/30/2018	$11,980	$12,689	$12,952	$13,777
5/31/2018	$12,123	$12,827	$13,500	$14,108
6/30/2018	$12,054	$12,931	$13,556	$14,195
7/31/2018	$12,407	$13,282	$13,849	$14,724
8/31/2018	$12,607	$13,463	$14,203	$15,203
9/30/2018	$12,554	$13,357	$14,067	$15,290
10/31/2018	$11,417	$12,395	$12,818	$14,245
11/30/2018	$11,605	$12,692	$13,189	$14,535
12/31/2018	$10,389	$11,359	$11,691	$13,223
1/31/2019	$11,472	$12,529	$13,059	$14,282
2/28/2019	$11,860	$12,927	$13,573	$14,741
3/31/2019	$11,791	$12,992	$13,330	$15,027
4/30/2019	$12,262	$13,420	$13,965	$15,636
5/31/2019	$11,188	$12,558	$12,616	$14,642
6/30/2019	$11,965	$13,407	$13,663	$15,674
7/31/2019	$12,150	$13,518	$13,816	$15,899
8/31/2019	$11,626	$13,041	$13,073	$15,648
9/30/2019	$12,141	$13,571	$13,723	$15,940
10/31/2019	$12,106	$13,644	$13,906	$16,286
11/30/2019	$12,438	$14,007	$14,294	$16,877
12/31/2019	$12,806	$14,433	$14,740	$17,386
1/31/2020	$12,440	$14,153	$14,131	$17,379
2/29/2020	$11,242	$12,751	$12,627	$15,949
3/31/2020	$8,914	$9,857	$9,567	$13,979
4/30/2020	$10,080	$11,173	$10,940	$15,771
5/31/2020	$10,586	$11,691	$11,518	$16,522
6/30/2020	$10,722	$11,823	$11,647	$16,850
7/31/2020	$11,016	$12,381	$11,966	$17,801
8/31/2020	$11,178	$12,872	$12,422	$19,080
9/30/2020	$10,726	$12,580	$11,882	$18,355
10/31/2020	$10,943	$12,697	$12,297	$17,867
11/30/2020	$12,607	$14,480	$14,335	$19,823
12/31/2020	$13,189	$15,150	$15,290	$20,585
1/31/2021	$13,185	$15,115	$15,467	$20,377
2/28/2021	$14,093	$16,286	$16,942	$20,939
3/31/2021	$15,042	$17,127	$18,108	$21,856
4/30/2021	$15,909	$17,955	$18,978	$23,022
5/31/2021	$16,010	$18,310	$19,346	$23,183
6/30/2021	$15,689	$18,097	$18,802	$23,724
7/31/2021	$15,702	$18,209	$18,768	$24,288
8/31/2021	$16,060	$18,599	$19,218	$25,026
9/30/2021	$15,652	$17,914	$18,502	$23,862
10/31/2021	$16,477	$18,868	$19,322	$25,534
11/30/2021	$16,010	$18,294	$18,862	$25,357
12/31/2021	$17,039	$19,443	$19,977	$26,494
1/31/2022	$16,232	$18,613	$19,185	$25,123
2/28/2022	$16,332	$18,526	$19,427	$24,371
3/31/2022	$16,443	$19,089	$19,856	$25,276
4/30/2022	$15,335	$17,955	$18,541	$23,071
5/31/2022	$15,716	$18,300	$18,938	$23,114
6/30/2022	$14,118	$16,288	$17,178	$21,206
7/31/2022	$15,218	$17,690	$18,758	$23,161
8/31/2022	$14,832	$17,148	$18,223	$22,217
9/30/2022	$13,501	$15,485	$16,490	$20,170
10/31/2022	$14,939	$16,948	$18,391	$21,804
11/30/2022	$15,818	$18,019	$19,580	$23,022
12/31/2022	$15,190	$17,104	$18,591	$21,696
1/31/2023	$16,286	$18,485	$20,710	$23,059
2/28/2023	$15,986	$17,893	$20,131	$22,496
3/31/2023	$15,441	$17,330	$19,059	$23,322
4/30/2023	$15,561	$17,331	$18,855	$23,686
5/31/2023	$14,944	$16,562	$18,172	$23,789
6/30/2023	$16,188	$17,998	$19,922	$25,361
7/31/2023	$16,780	$18,782	$20,813	$26,176
8/31/2023	$16,545	$18,117	$20,033	$25,759
9/30/2023	$15,795	$17,196	$18,881	$24,531
10/31/2023	$15,187	$16,344	$17,771	$24,015
11/30/2023	$16,545	$17,885	$19,470	$26,208
12/31/2023	$17,590	$19,278	$21,453	$27,399
1/31/2024	$17,635	$18,933	$20,789	$27,859
2/29/2024	$18,598	$19,837	$21,192	$29,347
3/31/2024	$19,584	$20,864	$22,336	$30,291
4/30/2024	$18,532	$19,772	$20,986	$29,054
5/31/2024	$19,252	$20,482	$21,967	$30,494
6/30/2024	$18,814	$20,154	$21,549	$31,589
7/31/2024	$19,808	$21,372	$23,180	$31,973
8/31/2024	$20,218	$21,775	$23,327	$32,749
9/30/2024	$20,490	$22,185	$23,600	$33,448
10/31/2024	$20,301	$21,906	$23,589	$33,145
11/30/2024	$21,731	$23,519	$25,677	$35,090
12/31/2024	$20,285	$21,798	$23,965	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	15.32%	9.64%	7.33%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LMCYX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-604-I

02/25

Class P

LMCPX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$131	1.22%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.82%, reflecting performance at the net asset value (NAV) of Class P shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,705	$9,857	$9,700	$9,700
2/28/2015	$10,259	$10,261	$10,270	$10,257
3/31/2015	$10,355	$10,242	$10,283	$10,095
4/30/2015	$10,271	$10,126	$10,248	$10,192
5/31/2015	$10,446	$10,305	$10,343	$10,323
6/30/2015	$10,215	$10,041	$10,162	$10,123
7/31/2015	$10,293	$10,027	$9,938	$10,335
8/31/2015	$9,755	$9,553	$9,492	$9,712
9/30/2015	$9,360	$9,234	$9,133	$9,471
10/31/2015	$9,886	$9,798	$9,695	$10,270
11/30/2015	$9,938	$9,826	$9,837	$10,301
12/31/2015	$9,632	$9,522	$9,335	$10,138
1/31/2016	$8,995	$8,996	$8,817	$9,635
2/29/2016	$8,995	$9,059	$9,015	$9,622
3/31/2016	$9,809	$9,895	$9,928	$10,275
4/30/2016	$9,985	$10,108	$10,099	$10,315
5/31/2016	$10,226	$10,273	$10,243	$10,500
6/30/2016	$10,169	$10,367	$10,293	$10,527
7/31/2016	$10,503	$10,806	$10,713	$10,915
8/31/2016	$10,563	$10,783	$10,755	$10,931
9/30/2016	$10,595	$10,828	$10,758	$10,933
10/31/2016	$10,399	$10,566	$10,533	$10,733
11/30/2016	$11,053	$11,227	$11,583	$11,131
12/31/2016	$11,207	$11,426	$11,811	$11,351
1/31/2017	$11,388	$11,618	$11,974	$11,566
2/28/2017	$11,585	$11,943	$12,212	$12,025
3/31/2017	$11,485	$11,856	$12,125	$12,039
4/30/2017	$11,597	$11,878	$12,122	$12,163
5/31/2017	$11,577	$11,842	$11,938	$12,334
6/30/2017	$11,658	$12,018	$12,194	$12,411
7/31/2017	$11,738	$12,177	$12,311	$12,666
8/31/2017	$11,436	$11,950	$12,056	$12,705
9/30/2017	$11,666	$12,275	$12,591	$12,967
10/31/2017	$11,770	$12,374	$12,717	$13,270
11/30/2017	$11,960	$12,793	$13,189	$13,677
12/31/2017	$11,973	$12,951	$13,266	$13,829
1/31/2018	$12,237	$13,248	$13,441	$14,621
2/28/2018	$11,709	$12,596	$12,761	$14,082
3/31/2018	$11,754	$12,627	$12,867	$13,724
4/30/2018	$11,808	$12,689	$12,952	$13,777
5/31/2018	$11,944	$12,827	$13,500	$14,108
6/30/2018	$11,870	$12,931	$13,556	$14,195
7/31/2018	$12,218	$13,282	$13,849	$14,724
8/31/2018	$12,408	$13,463	$14,203	$15,203
9/30/2018	$12,350	$13,357	$14,067	$15,290
10/31/2018	$11,227	$12,395	$12,818	$14,245
11/30/2018	$11,408	$12,692	$13,189	$14,535
12/31/2018	$10,212	$11,359	$11,691	$13,223
1/31/2019	$11,266	$12,529	$13,059	$14,282
2/28/2019	$11,648	$12,927	$13,573	$14,741
3/31/2019	$11,574	$12,992	$13,330	$15,027
4/30/2019	$12,035	$13,420	$13,965	$15,636
5/31/2019	$10,972	$12,558	$12,616	$14,642
6/30/2019	$11,732	$13,407	$13,663	$15,674
7/31/2019	$11,908	$13,518	$13,816	$15,899
8/31/2019	$11,390	$13,041	$13,073	$15,648
9/30/2019	$11,891	$13,571	$13,723	$15,940
10/31/2019	$11,851	$13,644	$13,906	$16,286
11/30/2019	$12,167	$14,007	$14,294	$16,877
12/31/2019	$12,529	$14,433	$14,740	$17,386
1/31/2020	$12,163	$14,153	$14,131	$17,379
2/29/2020	$10,990	$12,751	$12,627	$15,949
3/31/2020	$8,712	$9,857	$9,567	$13,979
4/30/2020	$9,844	$11,173	$10,940	$15,771
5/31/2020	$10,338	$11,691	$11,518	$16,522
6/30/2020	$10,465	$11,823	$11,647	$16,850
7/31/2020	$10,745	$12,381	$11,966	$17,801
8/31/2020	$10,904	$12,872	$12,422	$19,080
9/30/2020	$10,460	$12,580	$11,882	$18,355
10/31/2020	$10,668	$12,697	$12,297	$17,867
11/30/2020	$12,280	$14,480	$14,335	$19,823
12/31/2020	$12,844	$15,150	$15,290	$20,585
1/31/2021	$12,834	$15,115	$15,467	$20,377
2/28/2021	$13,713	$16,286	$16,942	$20,939
3/31/2021	$14,633	$17,127	$18,108	$21,856
4/30/2021	$15,470	$17,955	$18,978	$23,022
5/31/2021	$15,561	$18,310	$19,346	$23,183
6/30/2021	$15,246	$18,097	$18,802	$23,724
7/31/2021	$15,250	$18,209	$18,768	$24,288
8/31/2021	$15,593	$18,599	$19,218	$25,026
9/30/2021	$15,191	$17,914	$18,502	$23,862
10/31/2021	$15,987	$18,868	$19,322	$25,534
11/30/2021	$15,525	$18,294	$18,862	$25,357
12/31/2021	$16,522	$19,443	$19,977	$26,494
1/31/2022	$15,734	$18,613	$19,185	$25,123
2/28/2022	$15,823	$18,526	$19,427	$24,371
3/31/2022	$15,923	$19,089	$19,856	$25,276
4/30/2022	$14,846	$17,955	$18,541	$23,071
5/31/2022	$15,210	$18,300	$18,938	$23,114
6/30/2022	$13,654	$16,288	$17,178	$21,206
7/31/2022	$14,714	$17,690	$18,758	$23,161
8/31/2022	$14,335	$17,148	$18,223	$22,217
9/30/2022	$13,045	$15,485	$16,490	$20,170
10/31/2022	$14,426	$16,948	$18,391	$21,804
11/30/2022	$15,271	$18,019	$19,580	$23,022
12/31/2022	$14,660	$17,104	$18,591	$21,696
1/31/2023	$15,711	$18,485	$20,710	$23,059
2/28/2023	$15,413	$17,893	$20,131	$22,496
3/31/2023	$14,882	$17,330	$19,059	$23,322
4/30/2023	$14,996	$17,331	$18,855	$23,686
5/31/2023	$14,395	$16,562	$18,172	$23,789
6/30/2023	$15,587	$17,998	$19,922	$25,361
7/31/2023	$16,153	$18,782	$20,813	$26,176
8/31/2023	$15,919	$18,117	$20,033	$25,759
9/30/2023	$15,196	$17,196	$18,881	$24,531
10/31/2023	$14,604	$16,344	$17,771	$24,015
11/30/2023	$15,903	$17,885	$19,470	$26,208
12/31/2023	$16,899	$19,278	$21,453	$27,399
1/31/2024	$16,938	$18,933	$20,789	$27,859
2/29/2024	$17,852	$19,837	$21,192	$29,347
3/31/2024	$18,795	$20,864	$22,336	$30,291
4/30/2024	$17,781	$19,772	$20,986	$29,054
5/31/2024	$18,460	$20,482	$21,967	$30,494
6/30/2024	$18,033	$20,154	$21,549	$31,589
7/31/2024	$18,981	$21,372	$23,180	$31,973
8/31/2024	$19,370	$21,775	$23,327	$32,749
9/30/2024	$19,622	$22,185	$23,600	$33,448
10/31/2024	$19,430	$21,906	$23,589	$33,145
11/30/2024	$20,794	$23,519	$25,677	$35,090
12/31/2024	$19,404	$21,798	$23,965	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	14.82%	9.14%	6.85%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LMCPX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-697-P

02/25

Class R2

LMCQX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$148	1.38%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.62%, reflecting performance at the net asset value (NAV) of Class R2 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,698	$9,857	$9,700	$9,700
2/28/2015	$10,255	$10,261	$10,270	$10,257
3/31/2015	$10,341	$10,242	$10,283	$10,095
4/30/2015	$10,259	$10,126	$10,248	$10,192
5/31/2015	$10,435	$10,305	$10,343	$10,323
6/30/2015	$10,200	$10,041	$10,162	$10,123
7/31/2015	$10,276	$10,027	$9,938	$10,335
8/31/2015	$9,739	$9,553	$9,492	$9,712
9/30/2015	$9,342	$9,234	$9,133	$9,471
10/31/2015	$9,864	$9,798	$9,695	$10,270
11/30/2015	$9,919	$9,826	$9,837	$10,301
12/31/2015	$9,608	$9,522	$9,335	$10,138
1/31/2016	$8,971	$8,996	$8,817	$9,635
2/29/2016	$8,971	$9,059	$9,015	$9,622
3/31/2016	$9,781	$9,895	$9,928	$10,275
4/30/2016	$9,955	$10,108	$10,099	$10,315
5/31/2016	$10,198	$10,273	$10,243	$10,500
6/30/2016	$10,139	$10,367	$10,293	$10,527
7/31/2016	$10,471	$10,806	$10,713	$10,915
8/31/2016	$10,530	$10,783	$10,755	$10,931
9/30/2016	$10,561	$10,828	$10,758	$10,933
10/31/2016	$10,364	$10,566	$10,533	$10,733
11/30/2016	$11,013	$11,227	$11,583	$11,131
12/31/2016	$11,165	$11,426	$11,811	$11,351
1/31/2017	$11,346	$11,618	$11,974	$11,566
2/28/2017	$11,540	$11,943	$12,212	$12,025
3/31/2017	$11,437	$11,856	$12,125	$12,039
4/30/2017	$11,548	$11,878	$12,122	$12,163
5/31/2017	$11,528	$11,842	$11,938	$12,334
6/30/2017	$11,607	$12,018	$12,194	$12,411
7/31/2017	$11,686	$12,177	$12,311	$12,666
8/31/2017	$11,382	$11,950	$12,056	$12,705
9/30/2017	$11,611	$12,275	$12,591	$12,967
10/31/2017	$11,713	$12,374	$12,717	$13,270
11/30/2017	$11,899	$12,793	$13,189	$13,677
12/31/2017	$11,911	$12,951	$13,266	$13,829
1/31/2018	$12,174	$13,248	$13,441	$14,621
2/28/2018	$11,643	$12,596	$12,761	$14,082
3/31/2018	$11,692	$12,627	$12,867	$13,724
4/30/2018	$11,740	$12,689	$12,952	$13,777
5/31/2018	$11,874	$12,827	$13,500	$14,108
6/30/2018	$11,801	$12,931	$13,556	$14,195
7/31/2018	$12,143	$13,282	$13,849	$14,724
8/31/2018	$12,329	$13,463	$14,203	$15,203
9/30/2018	$12,272	$13,357	$14,067	$15,290
10/31/2018	$11,154	$12,395	$12,818	$14,245
11/30/2018	$11,332	$12,692	$13,189	$14,535
12/31/2018	$10,143	$11,359	$11,691	$13,223
1/31/2019	$11,190	$12,529	$13,059	$14,282
2/28/2019	$11,565	$12,927	$13,573	$14,741
3/31/2019	$11,492	$12,992	$13,330	$15,027
4/30/2019	$11,944	$13,420	$13,965	$15,636
5/31/2019	$10,893	$12,558	$12,616	$14,642
6/30/2019	$11,643	$13,407	$13,663	$15,674
7/31/2019	$11,816	$13,518	$13,816	$15,899
8/31/2019	$11,299	$13,041	$13,073	$15,648
9/30/2019	$11,799	$13,571	$13,723	$15,940
10/31/2019	$11,756	$13,644	$13,906	$16,286
11/30/2019	$12,070	$14,007	$14,294	$16,877
12/31/2019	$12,421	$14,433	$14,740	$17,386
1/31/2020	$12,060	$14,153	$14,131	$17,379
2/29/2020	$10,895	$12,751	$12,627	$15,949
3/31/2020	$8,632	$9,857	$9,567	$13,979
4/30/2020	$9,757	$11,173	$10,940	$15,771
5/31/2020	$10,242	$11,691	$11,518	$16,522
6/30/2020	$10,370	$11,823	$11,647	$16,850
7/31/2020	$10,648	$12,381	$11,966	$17,801
8/31/2020	$10,802	$12,872	$12,422	$19,080
9/30/2020	$10,357	$12,580	$11,882	$18,355
10/31/2020	$10,564	$12,697	$12,297	$17,867
11/30/2020	$12,161	$14,480	$14,335	$19,823
12/31/2020	$12,716	$15,150	$15,290	$20,585
1/31/2021	$12,707	$15,115	$15,467	$20,377
2/28/2021	$13,575	$16,286	$16,942	$20,939
3/31/2021	$14,482	$17,127	$18,108	$21,856
4/30/2021	$15,310	$17,955	$18,978	$23,022
5/31/2021	$15,399	$18,310	$19,346	$23,183
6/30/2021	$15,083	$18,097	$18,802	$23,724
7/31/2021	$15,087	$18,209	$18,768	$24,288
8/31/2021	$15,426	$18,599	$19,218	$25,026
9/30/2021	$15,025	$17,914	$18,502	$23,862
10/31/2021	$15,808	$18,868	$19,322	$25,534
11/30/2021	$15,350	$18,294	$18,862	$25,357
12/31/2021	$16,334	$19,443	$19,977	$26,494
1/31/2022	$15,551	$18,613	$19,185	$25,123
2/28/2022	$15,638	$18,526	$19,427	$24,371
3/31/2022	$15,740	$19,089	$19,856	$25,276
4/30/2022	$14,667	$17,955	$18,541	$23,071
5/31/2022	$15,024	$18,300	$18,938	$23,114
6/30/2022	$13,492	$16,288	$17,178	$21,206
7/31/2022	$14,534	$17,690	$18,758	$23,161
8/31/2022	$14,162	$17,148	$18,223	$22,217
9/30/2022	$12,882	$15,485	$16,490	$20,170
10/31/2022	$14,245	$16,948	$18,391	$21,804
11/30/2022	$15,078	$18,019	$19,580	$23,022
12/31/2022	$14,473	$17,104	$18,591	$21,696
1/31/2023	$15,505	$18,485	$20,710	$23,059
2/28/2023	$15,217	$17,893	$20,131	$22,496
3/31/2023	$14,688	$17,330	$19,059	$23,322
4/30/2023	$14,798	$17,331	$18,855	$23,686
5/31/2023	$14,201	$16,562	$18,172	$23,789
6/30/2023	$15,374	$17,998	$19,922	$25,361
7/31/2023	$15,932	$18,782	$20,813	$26,176
8/31/2023	$15,701	$18,117	$20,033	$25,759
9/30/2023	$14,981	$17,196	$18,881	$24,531
10/31/2023	$14,397	$16,344	$17,771	$24,015
11/30/2023	$15,674	$17,885	$19,470	$26,208
12/31/2023	$16,662	$19,278	$21,453	$27,399
1/31/2024	$16,694	$18,933	$20,789	$27,859
2/29/2024	$17,592	$19,837	$21,192	$29,347
3/31/2024	$18,517	$20,864	$22,336	$30,291
4/30/2024	$17,513	$19,772	$20,986	$29,054
5/31/2024	$18,184	$20,482	$21,967	$30,494
6/30/2024	$17,762	$20,154	$21,549	$31,589
7/31/2024	$18,692	$21,372	$23,180	$31,973
8/31/2024	$19,073	$21,775	$23,327	$32,749
9/30/2024	$19,316	$22,185	$23,600	$33,448
10/31/2024	$19,131	$21,906	$23,589	$33,145
11/30/2024	$20,468	$23,519	$25,677	$35,090
12/31/2024	$19,098	$21,798	$23,965	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	14.62%	8.98%	6.68%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LMCQX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-1089-R2

02/25

Class R3

LMCRX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.27%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.72%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,703	$9,857	$9,700	$9,700
2/28/2015	$10,258	$10,261	$10,270	$10,257
3/31/2015	$10,348	$10,242	$10,283	$10,095
4/30/2015	$10,266	$10,126	$10,248	$10,192
5/31/2015	$10,441	$10,305	$10,343	$10,323
6/30/2015	$10,207	$10,041	$10,162	$10,123
7/31/2015	$10,283	$10,027	$9,938	$10,335
8/31/2015	$9,748	$9,553	$9,492	$9,712
9/30/2015	$9,353	$9,234	$9,133	$9,471
10/31/2015	$9,877	$9,798	$9,695	$10,270
11/30/2015	$9,927	$9,826	$9,837	$10,301
12/31/2015	$9,623	$9,522	$9,335	$10,138
1/31/2016	$8,983	$8,996	$8,817	$9,635
2/29/2016	$8,983	$9,059	$9,015	$9,622
3/31/2016	$9,796	$9,895	$9,928	$10,275
4/30/2016	$9,973	$10,108	$10,099	$10,315
5/31/2016	$10,216	$10,273	$10,243	$10,500
6/30/2016	$10,157	$10,367	$10,293	$10,527
7/31/2016	$10,492	$10,806	$10,713	$10,915
8/31/2016	$10,551	$10,783	$10,755	$10,931
9/30/2016	$10,582	$10,828	$10,758	$10,933
10/31/2016	$10,386	$10,566	$10,533	$10,733
11/30/2016	$11,042	$11,227	$11,583	$11,131
12/31/2016	$11,191	$11,426	$11,811	$11,351
1/31/2017	$11,373	$11,618	$11,974	$11,566
2/28/2017	$11,570	$11,943	$12,212	$12,025
3/31/2017	$11,467	$11,856	$12,125	$12,039
4/30/2017	$11,582	$11,878	$12,122	$12,163
5/31/2017	$11,562	$11,842	$11,938	$12,334
6/30/2017	$11,641	$12,018	$12,194	$12,411
7/31/2017	$11,719	$12,177	$12,311	$12,666
8/31/2017	$11,420	$11,950	$12,056	$12,705
9/30/2017	$11,648	$12,275	$12,591	$12,967
10/31/2017	$11,751	$12,374	$12,717	$13,270
11/30/2017	$11,940	$12,793	$13,189	$13,677
12/31/2017	$11,948	$12,951	$13,266	$13,829
1/31/2018	$12,215	$13,248	$13,441	$14,621
2/28/2018	$11,686	$12,596	$12,761	$14,082
3/31/2018	$11,734	$12,627	$12,867	$13,724
4/30/2018	$11,787	$12,689	$12,952	$13,777
5/31/2018	$11,920	$12,827	$13,500	$14,108
6/30/2018	$11,847	$12,931	$13,556	$14,195
7/31/2018	$12,196	$13,282	$13,849	$14,724
8/31/2018	$12,386	$13,463	$14,203	$15,203
9/30/2018	$12,325	$13,357	$14,067	$15,290
10/31/2018	$11,214	$12,395	$12,818	$14,245
11/30/2018	$11,392	$12,692	$13,189	$14,535
12/31/2018	$10,197	$11,359	$11,691	$13,223
1/31/2019	$11,251	$12,529	$13,059	$14,282
2/28/2019	$11,633	$12,927	$13,573	$14,741
3/31/2019	$11,556	$12,992	$13,330	$15,027
4/30/2019	$12,015	$13,420	$13,965	$15,636
5/31/2019	$10,956	$12,558	$12,616	$14,642
6/30/2019	$11,714	$13,407	$13,663	$15,674
7/31/2019	$11,891	$13,518	$13,816	$15,899
8/31/2019	$11,372	$13,041	$13,073	$15,648
9/30/2019	$11,874	$13,571	$13,723	$15,940
10/31/2019	$11,831	$13,644	$13,906	$16,286
11/30/2019	$12,148	$14,007	$14,294	$16,877
12/31/2019	$12,506	$14,433	$14,740	$17,386
1/31/2020	$12,140	$14,153	$14,131	$17,379
2/29/2020	$10,970	$12,751	$12,627	$15,949
3/31/2020	$8,695	$9,857	$9,567	$13,979
4/30/2020	$9,826	$11,173	$10,940	$15,771
5/31/2020	$10,316	$11,691	$11,518	$16,522
6/30/2020	$10,444	$11,823	$11,647	$16,850
7/31/2020	$10,727	$12,381	$11,966	$17,801
8/31/2020	$10,881	$12,872	$12,422	$19,080
9/30/2020	$10,435	$12,580	$11,882	$18,355
10/31/2020	$10,643	$12,697	$12,297	$17,867
11/30/2020	$12,255	$14,480	$14,335	$19,823
12/31/2020	$12,814	$15,150	$15,290	$20,585
1/31/2021	$12,805	$15,115	$15,467	$20,377
2/28/2021	$13,683	$16,286	$16,942	$20,939
3/31/2021	$14,597	$17,127	$18,108	$21,856
4/30/2021	$15,436	$17,955	$18,978	$23,022
5/31/2021	$15,525	$18,310	$19,346	$23,183
6/30/2021	$15,208	$18,097	$18,802	$23,724
7/31/2021	$15,213	$18,209	$18,768	$24,288
8/31/2021	$15,552	$18,599	$19,218	$25,026
9/30/2021	$15,150	$17,914	$18,502	$23,862
10/31/2021	$15,944	$18,868	$19,322	$25,534
11/30/2021	$15,485	$18,294	$18,862	$25,357
12/31/2021	$16,476	$19,443	$19,977	$26,494
1/31/2022	$15,691	$18,613	$19,185	$25,123
2/28/2022	$15,778	$18,526	$19,427	$24,371
3/31/2022	$15,880	$19,089	$19,856	$25,276
4/30/2022	$14,799	$17,955	$18,541	$23,071
5/31/2022	$15,162	$18,300	$18,938	$23,114
6/30/2022	$13,616	$16,288	$17,178	$21,206
7/31/2022	$14,671	$17,690	$18,758	$23,161
8/31/2022	$14,293	$17,148	$18,223	$22,217
9/30/2022	$13,005	$15,485	$16,490	$20,170
10/31/2022	$14,381	$16,948	$18,391	$21,804
11/30/2022	$15,226	$18,019	$19,580	$23,022
12/31/2022	$14,613	$17,104	$18,591	$21,696
1/31/2023	$15,658	$18,485	$20,710	$23,059
2/28/2023	$15,364	$17,893	$20,131	$22,496
3/31/2023	$14,834	$17,330	$19,059	$23,322
4/30/2023	$14,944	$17,331	$18,855	$23,686
5/31/2023	$14,345	$16,562	$18,172	$23,789
6/30/2023	$15,532	$17,998	$19,922	$25,361
7/31/2023	$16,097	$18,782	$20,813	$26,176
8/31/2023	$15,865	$18,117	$20,033	$25,759
9/30/2023	$15,138	$17,196	$18,881	$24,531
10/31/2023	$14,553	$16,344	$17,771	$24,015
11/30/2023	$15,844	$17,885	$19,470	$26,208
12/31/2023	$16,842	$19,278	$21,453	$27,399
1/31/2024	$16,873	$18,933	$20,789	$27,859
2/29/2024	$17,786	$19,837	$21,192	$29,347
3/31/2024	$18,719	$20,864	$22,336	$30,291
4/30/2024	$17,711	$19,772	$20,986	$29,054
5/31/2024	$18,390	$20,482	$21,967	$30,494
6/30/2024	$17,966	$20,154	$21,549	$31,589
7/31/2024	$18,905	$21,372	$23,180	$31,973
8/31/2024	$19,292	$21,775	$23,327	$32,749
9/30/2024	$19,542	$22,185	$23,600	$33,448
10/31/2024	$19,351	$21,906	$23,589	$33,145
11/30/2024	$20,708	$23,519	$25,677	$35,090
12/31/2024	$19,320	$21,798	$23,965	$34,254

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	14.72%	9.09%	6.81%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LMCRX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-2063-R3

02/25

Class R4

LMCSX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110	1.02%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.03%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,077	$9,986	$9,779	$10,210
8/31/2015	$9,552	$9,514	$9,340	$9,594
9/30/2015	$9,169	$9,196	$8,987	$9,356
10/31/2015	$9,684	$9,758	$9,540	$10,145
11/30/2015	$9,737	$9,786	$9,680	$10,176
12/31/2015	$9,439	$9,483	$9,186	$10,015
1/31/2016	$8,817	$8,959	$8,676	$9,518
2/29/2016	$8,817	$9,022	$8,871	$9,505
3/31/2016	$9,618	$9,855	$9,770	$10,150
4/30/2016	$9,794	$10,066	$9,938	$10,189
5/31/2016	$10,035	$10,231	$10,079	$10,372
6/30/2016	$9,977	$10,325	$10,128	$10,399
7/31/2016	$10,310	$10,762	$10,542	$10,783
8/31/2016	$10,368	$10,739	$10,583	$10,798
9/30/2016	$10,402	$10,784	$10,586	$10,800
10/31/2016	$10,215	$10,523	$10,365	$10,603
11/30/2016	$10,856	$11,181	$11,398	$10,996
12/31/2016	$11,007	$11,380	$11,622	$11,213
1/31/2017	$11,188	$11,571	$11,783	$11,426
2/28/2017	$11,384	$11,894	$12,017	$11,879
3/31/2017	$11,288	$11,808	$11,932	$11,893
4/30/2017	$11,400	$11,830	$11,928	$12,015
5/31/2017	$11,384	$11,793	$11,747	$12,184
6/30/2017	$11,465	$11,969	$11,999	$12,260
7/31/2017	$11,542	$12,127	$12,114	$12,512
8/31/2017	$11,249	$11,901	$11,863	$12,551
9/30/2017	$11,476	$12,225	$12,390	$12,810
10/31/2017	$11,580	$12,324	$12,514	$13,109
11/30/2017	$11,769	$12,741	$12,978	$13,511
12/31/2017	$11,782	$12,898	$13,054	$13,661
1/31/2018	$12,047	$13,194	$13,227	$14,443
2/28/2018	$11,529	$12,544	$12,557	$13,911
3/31/2018	$11,576	$12,575	$12,662	$13,557
4/30/2018	$11,628	$12,638	$12,745	$13,609
5/31/2018	$11,766	$12,775	$13,284	$13,937
6/30/2018	$11,695	$12,878	$13,339	$14,023
7/31/2018	$12,036	$13,228	$13,628	$14,544
8/31/2018	$12,226	$13,408	$13,976	$15,018
9/30/2018	$12,171	$13,302	$13,842	$15,104
10/31/2018	$11,067	$12,344	$12,614	$14,072
11/30/2018	$11,249	$12,640	$12,978	$14,358
12/31/2018	$10,069	$11,313	$11,504	$13,062
1/31/2019	$11,112	$12,478	$12,850	$14,109
2/28/2019	$11,491	$12,875	$13,356	$14,562
3/31/2019	$11,419	$12,939	$13,117	$14,845
4/30/2019	$11,874	$13,366	$13,742	$15,446
5/31/2019	$10,830	$12,507	$12,415	$14,464
6/30/2019	$11,583	$13,352	$13,444	$15,483
7/31/2019	$11,757	$13,463	$13,595	$15,706
8/31/2019	$11,248	$12,988	$12,864	$15,457
9/30/2019	$11,744	$13,515	$13,504	$15,746
10/31/2019	$11,706	$13,588	$13,684	$16,087
11/30/2019	$12,022	$13,950	$14,065	$16,671
12/31/2019	$12,381	$14,375	$14,504	$17,175
1/31/2020	$12,020	$14,095	$13,906	$17,168
2/29/2020	$10,864	$12,699	$12,425	$15,755
3/31/2020	$8,610	$9,817	$9,415	$13,809
4/30/2020	$9,735	$11,128	$10,765	$15,579
5/31/2020	$10,222	$11,644	$11,334	$16,321
6/30/2020	$10,352	$11,775	$11,461	$16,645
7/31/2020	$10,630	$12,331	$11,774	$17,584
8/31/2020	$10,791	$12,819	$12,223	$18,848
9/30/2020	$10,348	$12,529	$11,692	$18,132
10/31/2020	$10,556	$12,645	$12,100	$17,650
11/30/2020	$12,159	$14,421	$14,106	$19,582
12/31/2020	$12,716	$15,088	$15,046	$20,335
1/31/2021	$12,712	$15,054	$15,220	$20,129
2/28/2021	$13,582	$16,220	$16,671	$20,684
3/31/2021	$14,493	$17,057	$17,818	$21,590
4/30/2021	$15,328	$17,882	$18,675	$22,742
5/31/2021	$15,420	$18,235	$19,036	$22,901
6/30/2021	$15,108	$18,023	$18,502	$23,436
7/31/2021	$15,117	$18,134	$18,468	$23,993
8/31/2021	$15,460	$18,523	$18,911	$24,722
9/30/2021	$15,064	$17,841	$18,206	$23,572
10/31/2021	$15,856	$18,791	$19,013	$25,224
11/30/2021	$15,398	$18,220	$18,560	$25,049
12/31/2021	$16,391	$19,364	$19,657	$26,172
1/31/2022	$15,611	$18,537	$18,879	$24,817
2/28/2022	$15,702	$18,451	$19,116	$24,074
3/31/2022	$15,807	$19,011	$19,539	$24,968
4/30/2022	$14,736	$17,882	$18,245	$22,791
5/31/2022	$15,099	$18,225	$18,636	$22,833
6/30/2022	$13,559	$16,221	$16,904	$20,948
7/31/2022	$14,614	$17,617	$18,458	$22,879
8/31/2022	$14,241	$17,078	$17,932	$21,946
9/30/2022	$12,961	$15,422	$16,226	$19,925
10/31/2022	$14,338	$16,879	$18,097	$21,538
11/30/2022	$15,182	$17,946	$19,267	$22,742
12/31/2022	$14,574	$17,034	$18,294	$21,432
1/31/2023	$15,617	$18,410	$20,379	$22,778
2/28/2023	$15,332	$17,820	$19,810	$22,223
3/31/2023	$14,802	$17,259	$18,754	$23,038
4/30/2023	$14,916	$17,260	$18,554	$23,398
5/31/2023	$14,324	$16,495	$17,882	$23,500
6/30/2023	$15,513	$17,925	$19,604	$25,053
7/31/2023	$16,077	$18,706	$20,481	$25,857
8/31/2023	$15,848	$18,044	$19,713	$25,446
9/30/2023	$15,129	$17,126	$18,579	$24,232
10/31/2023	$14,540	$16,277	$17,487	$23,723
11/30/2023	$15,837	$17,812	$19,159	$25,889
12/31/2023	$16,837	$19,200	$21,110	$27,066
1/31/2024	$16,874	$18,856	$20,457	$27,520
2/29/2024	$17,789	$19,757	$20,853	$28,990
3/31/2024	$18,730	$20,779	$21,979	$29,923
4/30/2024	$17,721	$19,692	$20,650	$28,700
5/31/2024	$18,404	$20,398	$21,616	$30,124
6/30/2024	$17,984	$20,072	$21,205	$31,204
7/31/2024	$18,930	$21,285	$22,809	$31,584
8/31/2024	$19,319	$21,686	$22,954	$32,350
9/30/2024	$19,572	$22,095	$23,223	$33,041
10/31/2024	$19,388	$21,817	$23,212	$32,742
11/30/2024	$20,750	$23,423	$25,266	$34,664
12/31/2024	$19,368	$21,709	$23,582	$33,837

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	15.03%	9.36%	7.20%
Russell Mid Cap Value Index	13.07%	8.59%	8.50%
S&P MidCap 400 Value Index	11.71%	10.21%	9.45%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.68%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LMCSX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8714-R4

02/25

Class R5

LMCTX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$83	0.77%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.33%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,082	$9,986	$9,779	$10,210
8/31/2015	$9,556	$9,514	$9,340	$9,594
9/30/2015	$9,176	$9,196	$8,987	$9,356
10/31/2015	$9,693	$9,758	$9,540	$10,145
11/30/2015	$9,750	$9,786	$9,680	$10,176
12/31/2015	$9,452	$9,483	$9,186	$10,015
1/31/2016	$8,829	$8,959	$8,676	$9,518
2/29/2016	$8,833	$9,022	$8,871	$9,505
3/31/2016	$9,637	$9,855	$9,770	$10,150
4/30/2016	$9,814	$10,066	$9,938	$10,189
5/31/2016	$10,056	$10,231	$10,079	$10,372
6/30/2016	$10,002	$10,325	$10,128	$10,399
7/31/2016	$10,334	$10,762	$10,542	$10,783
8/31/2016	$10,395	$10,739	$10,583	$10,798
9/30/2016	$10,434	$10,784	$10,586	$10,800
10/31/2016	$10,245	$10,523	$10,365	$10,603
11/30/2016	$10,892	$11,181	$11,398	$10,996
12/31/2016	$11,046	$11,380	$11,622	$11,213
1/31/2017	$11,232	$11,571	$11,783	$11,426
2/28/2017	$11,430	$11,894	$12,017	$11,879
3/31/2017	$11,333	$11,808	$11,932	$11,893
4/30/2017	$11,450	$11,830	$11,928	$12,015
5/31/2017	$11,434	$11,793	$11,747	$12,184
6/30/2017	$11,516	$11,969	$11,999	$12,260
7/31/2017	$11,597	$12,127	$12,114	$12,512
8/31/2017	$11,306	$11,901	$11,863	$12,551
9/30/2017	$11,538	$12,225	$12,390	$12,810
10/31/2017	$11,643	$12,324	$12,514	$13,109
11/30/2017	$11,837	$12,741	$12,978	$13,511
12/31/2017	$11,852	$12,898	$13,054	$13,661
1/31/2018	$12,120	$13,194	$13,227	$14,443
2/28/2018	$11,601	$12,544	$12,557	$13,911
3/31/2018	$11,652	$12,575	$12,662	$13,557
4/30/2018	$11,708	$12,638	$12,745	$13,609
5/31/2018	$11,844	$12,775	$13,284	$13,937
6/30/2018	$11,776	$12,878	$13,339	$14,023
7/31/2018	$12,125	$13,228	$13,628	$14,544
8/31/2018	$12,321	$13,408	$13,976	$15,018
9/30/2018	$12,265	$13,302	$13,842	$15,104
10/31/2018	$11,158	$12,344	$12,614	$14,072
11/30/2018	$11,342	$12,640	$12,978	$14,358
12/31/2018	$10,153	$11,313	$11,504	$13,062
1/31/2019	$11,208	$12,478	$12,850	$14,109
2/28/2019	$11,588	$12,875	$13,356	$14,562
3/31/2019	$11,519	$12,939	$13,117	$14,845
4/30/2019	$11,980	$13,366	$13,742	$15,446
5/31/2019	$10,930	$12,507	$12,415	$14,464
6/30/2019	$11,690	$13,352	$13,444	$15,483
7/31/2019	$11,870	$13,463	$13,595	$15,706
8/31/2019	$11,358	$12,988	$12,864	$15,457
9/30/2019	$11,866	$13,515	$13,504	$15,746
10/31/2019	$11,827	$13,588	$13,684	$16,087
11/30/2019	$12,152	$13,950	$14,065	$16,671
12/31/2019	$12,512	$14,375	$14,504	$17,175
1/31/2020	$12,154	$14,095	$13,906	$17,168
2/29/2020	$10,987	$12,699	$12,425	$15,755
3/31/2020	$8,708	$9,817	$9,415	$13,809
4/30/2020	$9,848	$11,128	$10,765	$15,579
5/31/2020	$10,342	$11,644	$11,334	$16,321
6/30/2020	$10,475	$11,775	$11,461	$16,645
7/31/2020	$10,762	$12,331	$11,774	$17,584
8/31/2020	$10,926	$12,819	$12,223	$18,848
9/30/2020	$10,479	$12,529	$11,692	$18,132
10/31/2020	$10,691	$12,645	$12,100	$17,650
11/30/2020	$12,317	$14,421	$14,106	$19,582
12/31/2020	$12,887	$15,088	$15,046	$20,335
1/31/2021	$12,882	$15,054	$15,220	$20,129
2/28/2021	$13,770	$16,220	$16,671	$20,684
3/31/2021	$14,697	$17,057	$17,818	$21,590
4/30/2021	$15,545	$17,882	$18,675	$22,742
5/31/2021	$15,639	$18,235	$19,036	$22,901
6/30/2021	$15,329	$18,023	$18,502	$23,436
7/31/2021	$15,343	$18,134	$18,468	$23,993
8/31/2021	$15,693	$18,523	$18,911	$24,722
9/30/2021	$15,294	$17,841	$18,206	$23,572
10/31/2021	$16,100	$18,791	$19,013	$25,224
11/30/2021	$15,643	$18,220	$18,560	$25,049
12/31/2021	$16,649	$19,364	$19,657	$26,172
1/31/2022	$15,861	$18,537	$18,879	$24,817
2/28/2022	$15,959	$18,451	$19,116	$24,074
3/31/2022	$16,066	$19,011	$19,539	$24,968
4/30/2022	$14,984	$17,882	$18,245	$22,791
5/31/2022	$15,356	$18,225	$18,636	$22,833
6/30/2022	$13,794	$16,221	$16,904	$20,948
7/31/2022	$14,870	$17,617	$18,458	$22,879
8/31/2022	$14,492	$17,078	$17,932	$21,946
9/30/2022	$13,192	$15,422	$16,226	$19,925
10/31/2022	$14,592	$16,879	$18,097	$21,538
11/30/2022	$15,456	$17,946	$19,267	$22,742
12/31/2022	$14,843	$17,034	$18,294	$21,432
1/31/2023	$15,910	$18,410	$20,379	$22,778
2/28/2023	$15,617	$17,820	$19,810	$22,223
3/31/2023	$15,083	$17,259	$18,754	$23,038
4/30/2023	$15,206	$17,260	$18,554	$23,398
5/31/2023	$14,598	$16,495	$17,882	$23,500
6/30/2023	$15,814	$17,925	$19,604	$25,053
7/31/2023	$16,398	$18,706	$20,481	$25,857
8/31/2023	$16,168	$18,044	$19,713	$25,446
9/30/2023	$15,435	$17,126	$18,579	$24,232
10/31/2023	$14,841	$16,277	$17,487	$23,723
11/30/2023	$16,163	$17,812	$19,159	$25,889
12/31/2023	$17,190	$19,200	$21,110	$27,066
1/31/2024	$17,233	$18,856	$20,457	$27,520
2/29/2024	$18,170	$19,757	$20,853	$28,990
3/31/2024	$19,133	$20,779	$21,979	$29,923
4/30/2024	$18,105	$19,692	$20,650	$28,700
5/31/2024	$18,809	$20,398	$21,616	$30,124
6/30/2024	$18,381	$20,072	$21,205	$31,204
7/31/2024	$19,352	$21,285	$22,809	$31,584
8/31/2024	$19,753	$21,686	$22,954	$32,350
9/30/2024	$20,019	$22,095	$23,223	$33,041
10/31/2024	$19,834	$21,817	$23,212	$32,742
11/30/2024	$21,232	$23,423	$25,266	$34,664
12/31/2024	$19,825	$21,709	$23,582	$33,837

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	15.33%	9.64%	7.47%
Russell Mid Cap Value Index	13.07%	8.59%	8.50%
S&P MidCap 400 Value Index	11.71%	10.21%	9.45%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.68%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LMCTX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8746-R5

02/25

Class R6

LMCHX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.44%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,082	$9,986	$9,779	$10,210
8/31/2015	$9,560	$9,514	$9,340	$9,594
9/30/2015	$9,180	$9,196	$8,987	$9,356
10/31/2015	$9,697	$9,758	$9,540	$10,145
11/30/2015	$9,754	$9,786	$9,680	$10,176
12/31/2015	$9,457	$9,483	$9,186	$10,015
1/31/2016	$8,834	$8,959	$8,676	$9,518
2/29/2016	$8,842	$9,022	$8,871	$9,505
3/31/2016	$9,646	$9,855	$9,770	$10,150
4/30/2016	$9,823	$10,066	$9,938	$10,189
5/31/2016	$10,069	$10,231	$10,079	$10,372
6/30/2016	$10,015	$10,325	$10,128	$10,399
7/31/2016	$10,347	$10,762	$10,542	$10,783
8/31/2016	$10,412	$10,739	$10,583	$10,798
9/30/2016	$10,451	$10,784	$10,586	$10,800
10/31/2016	$10,262	$10,523	$10,365	$10,603
11/30/2016	$10,913	$11,181	$11,398	$10,996
12/31/2016	$11,068	$11,380	$11,622	$11,213
1/31/2017	$11,255	$11,571	$11,783	$11,426
2/28/2017	$11,453	$11,894	$12,017	$11,879
3/31/2017	$11,359	$11,808	$11,932	$11,893
4/30/2017	$11,476	$11,830	$11,928	$12,015
5/31/2017	$11,460	$11,793	$11,747	$12,184
6/30/2017	$11,546	$11,969	$11,999	$12,260
7/31/2017	$11,631	$12,127	$12,114	$12,512
8/31/2017	$11,336	$11,901	$11,863	$12,551
9/30/2017	$11,569	$12,225	$12,390	$12,810
10/31/2017	$11,677	$12,324	$12,514	$13,109
11/30/2017	$11,871	$12,741	$12,978	$13,511
12/31/2017	$11,888	$12,898	$13,054	$13,661
1/31/2018	$12,155	$13,194	$13,227	$14,443
2/28/2018	$11,636	$12,544	$12,557	$13,911
3/31/2018	$11,688	$12,575	$12,662	$13,557
4/30/2018	$11,744	$12,638	$12,745	$13,609
5/31/2018	$11,888	$12,775	$13,284	$13,937
6/30/2018	$11,820	$12,878	$13,339	$14,023
7/31/2018	$12,169	$13,228	$13,628	$14,544
8/31/2018	$12,364	$13,408	$13,976	$15,018
9/30/2018	$12,312	$13,302	$13,842	$15,104
10/31/2018	$11,197	$12,344	$12,614	$14,072
11/30/2018	$11,381	$12,640	$12,978	$14,358
12/31/2018	$10,194	$11,313	$11,504	$13,062
1/31/2019	$11,253	$12,478	$12,850	$14,109
2/28/2019	$11,637	$12,875	$13,356	$14,562
3/31/2019	$11,569	$12,939	$13,117	$14,845
4/30/2019	$12,034	$13,366	$13,742	$15,446
5/31/2019	$10,980	$12,507	$12,415	$14,464
6/30/2019	$11,744	$13,352	$13,444	$15,483
7/31/2019	$11,924	$13,463	$13,595	$15,706
8/31/2019	$11,412	$12,988	$12,864	$15,457
9/30/2019	$11,920	$13,515	$13,504	$15,746
10/31/2019	$11,886	$13,588	$13,684	$16,087
11/30/2019	$12,206	$13,950	$14,065	$16,671
12/31/2019	$12,571	$14,375	$14,504	$17,175
1/31/2020	$12,213	$14,095	$13,906	$17,168
2/29/2020	$11,042	$12,699	$12,425	$15,755
3/31/2020	$8,754	$9,817	$9,415	$13,809
4/30/2020	$9,902	$11,128	$10,765	$15,579
5/31/2020	$10,397	$11,644	$11,334	$16,321
6/30/2020	$10,530	$11,775	$11,461	$16,645
7/31/2020	$10,822	$12,331	$11,774	$17,584
8/31/2020	$10,985	$12,819	$12,223	$18,848
9/30/2020	$10,539	$12,529	$11,692	$18,132
10/31/2020	$10,755	$12,645	$12,100	$17,650
11/30/2020	$12,386	$14,421	$14,106	$19,582
12/31/2020	$12,962	$15,088	$15,046	$20,335
1/31/2021	$12,957	$15,054	$15,220	$20,129
2/28/2021	$13,854	$16,220	$16,671	$20,684
3/31/2021	$14,787	$17,057	$17,818	$21,590
4/30/2021	$15,638	$17,882	$18,675	$22,742
5/31/2021	$15,737	$18,235	$19,036	$22,901
6/30/2021	$15,423	$18,023	$18,502	$23,436
7/31/2021	$15,441	$18,134	$18,468	$23,993
8/31/2021	$15,791	$18,523	$18,911	$24,722
9/30/2021	$15,392	$17,841	$18,206	$23,572
10/31/2021	$16,203	$18,791	$19,013	$25,224
11/30/2021	$15,746	$18,220	$18,560	$25,049
12/31/2021	$16,760	$19,364	$19,657	$26,172
1/31/2022	$15,967	$18,537	$18,879	$24,817
2/28/2022	$16,069	$18,451	$19,116	$24,074
3/31/2022	$16,177	$19,011	$19,539	$24,968
4/30/2022	$15,085	$17,882	$18,245	$22,791
5/31/2022	$15,462	$18,225	$18,636	$22,833
6/30/2022	$13,891	$16,221	$16,904	$20,948
7/31/2022	$14,976	$17,617	$18,458	$22,879
8/31/2022	$14,598	$17,078	$17,932	$21,946
9/30/2022	$13,288	$15,422	$16,226	$19,925
10/31/2022	$14,703	$16,879	$18,097	$21,538
11/30/2022	$15,571	$17,946	$19,267	$22,742
12/31/2022	$14,952	$17,034	$18,294	$21,432
1/31/2023	$16,034	$18,410	$20,379	$22,778
2/28/2023	$15,741	$17,820	$19,810	$22,223
3/31/2023	$15,203	$17,259	$18,754	$23,038
4/30/2023	$15,325	$17,260	$18,554	$23,398
5/31/2023	$14,717	$16,495	$17,882	$23,500
6/30/2023	$15,943	$17,925	$19,604	$25,053
7/31/2023	$16,528	$18,706	$20,481	$25,857
8/31/2023	$16,298	$18,044	$19,713	$25,446
9/30/2023	$15,565	$17,126	$18,579	$24,232
10/31/2023	$14,966	$16,277	$17,487	$23,723
11/30/2023	$16,303	$17,812	$19,159	$25,889
12/31/2023	$17,337	$19,200	$21,110	$27,066
1/31/2024	$17,380	$18,856	$20,457	$27,520
2/29/2024	$18,327	$19,757	$20,853	$28,990
3/31/2024	$19,301	$20,779	$21,979	$29,923
4/30/2024	$18,268	$19,692	$20,650	$28,700
5/31/2024	$18,976	$20,398	$21,616	$30,124
6/30/2024	$18,543	$20,072	$21,205	$31,204
7/31/2024	$19,525	$21,285	$22,809	$31,584
8/31/2024	$19,937	$21,686	$22,954	$32,350
9/30/2024	$20,207	$22,095	$23,223	$33,041
10/31/2024	$20,023	$21,817	$23,212	$32,742
11/30/2024	$21,431	$23,423	$25,266	$34,664
12/31/2024	$20,014	$21,709	$23,582	$33,837

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	15.44%	9.75%	7.57%
Russell Mid Cap Value Index	13.07%	8.59%	8.50%
S&P MidCap 400 Value Index	11.71%	10.21%	9.45%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.68%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LMCHX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8778-R6

02/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2024	2023
Audit Fees {a}	$42,000	$41,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	42,000	41,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$42,000	$41,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees {a}	$250,000	$230,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Mid Cap Stock Fund

For the fiscal year ended December 31, 2024

Table of Contents

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

6	Statement of Operations (Item 7)

7	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

12	Notes to Financial Statements (Item 7)

23	Report of Independent Registered Public Accounting Firm (Item 7)

24	Changes in and Disagreements with Accountants (Item 8)

24	Proxy Disclosures (Item 9)

24	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.92%

COMMON STOCKS 98.92%

Banks 1.65%
East West Bancorp, Inc.	200,550	$19,204,668

Biotechnology 1.63%
United Therapeutics Corp.*	53,716	18,953,153

Building Products 4.43%
Allegion PLC (Ireland)(a)	183,292	23,952,599
Builders FirstSource, Inc.*	83,651	11,956,237
Masco Corp.	214,297	15,551,533
Total		51,460,369

Capital Markets 5.18%
Moelis & Co. Class A	247,322	18,272,150
Nasdaq, Inc.	218,878	16,921,458
TPG, Inc.	396,925	24,942,767
Total		60,136,375

Chemicals 2.73%
Avient Corp.	380,970	15,566,434
HB Fuller Co.	239,598	16,168,073
Total		31,734,507

Construction & Engineering 1.46%
EMCOR Group, Inc.	37,308	16,934,101

Construction Materials 1.62%
CRH PLC	204,039	18,877,688

Consumer Staples Distribution & Retail 3.58%
BJ’s Wholesale Club
Holdings, Inc.*	260,810	23,303,374
Target Corp.	134,939	18,241,054
Total		41,544,428

Electric: Utilities 5.58%
Entergy Corp.	364,208	27,614,250
FirstEnergy Corp.	506,847	20,162,374
Portland General Electric Co.	391,903	17,094,809
Total		64,871,433
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 7.67%
Belden, Inc.	205,085	$23,094,622
Crane NXT Co.	235,321	13,700,389
Keysight Technologies, Inc.*	117,093	18,808,648
Littelfuse, Inc.	57,929	13,650,969
TD SYNNEX Corp.	169,016	19,822,196
Total		89,076,824

Energy Equipment & Services 0.82%
Liberty Energy, Inc.	477,954	9,506,505

Ground Transportation 2.60%
Landstar System, Inc.	86,352	14,840,455
Saia, Inc.*	33,814	15,410,054
Total		30,250,509

Health Care Equipment & Supplies 3.11%
Globus Medical, Inc. Class A*	218,477	18,070,233
Integra LifeSciences Holdings Corp.*	794,410	18,017,219
Total		36,087,452

Health Care Providers & Services 4.05%
Cencora, Inc.	96,089	21,589,277
Labcorp Holdings, Inc.	111,063	25,468,967
Total		47,058,244

Insurance 13.59%
Allstate Corp.	66,312	12,784,290
American Financial Group, Inc.	123,880	16,962,888
Aon PLC Class A	56,207	20,187,306
Arch Capital Group Ltd.	262,021	24,197,639
Arthur J Gallagher & Co.	74,885	21,256,107
Kemper Corp.	359,149	23,861,860
RenaissanceRe Holdings Ltd.	78,554	19,545,021
White Mountains Insurance Group Ltd.	9,809	19,079,094
Total		157,874,205

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Leisure Products 1.27%
Brunswick Corp.	228,317	$14,767,544

Life Sciences Tools & Services 2.32%
Agilent Technologies, Inc.	115,158	15,470,326
Azenta, Inc.*	229,116	11,455,800
Total		26,926,126

Machinery 5.07%
AGCO Corp.	127,660	11,933,657
Cummins, Inc.	77,529	27,026,609
Parker-Hannifin Corp.	31,299	19,907,103
Total		58,867,369

Metals & Mining 1.47%
Steel Dynamics, Inc.	149,410	17,043,199

Multi-Utilities 1.59%
CMS Energy Corp.	277,835	18,517,703

Oil, Gas & Consumable Fuels 4.18%
Expand Energy Corp.	245,250	24,414,637
Permian Resources Corp.	1,683,689	24,211,448
Total		48,626,085

Pharmaceuticals 1.41%
Teva Pharmaceutical
Industries Ltd. ADR*	741,494	16,342,528

Professional Services 4.59%
CACI International, Inc. Class A*	45,194	18,261,088
Genpact Ltd.	422,109	18,129,581
Paylocity Holding Corp.*	85,021	16,959,139
Total		53,349,808

Real Estate Management & Development 2.28%
CBRE Group, Inc. Class A*	201,956	26,514,803
Investments	Shares	Fair Value
Residential REITS 0.84%
American Homes 4 Rent Class A	261,889	$9,799,886

Retail REITS 1.50%
Kimco Realty Corp.	744,503	17,443,705

Semiconductors & Semiconductor Equipment 2.11%
Silicon Motion Technology Corp. ADR	453,070	24,488,434

Specialty Retail 3.34%
AutoZone, Inc.*	5,764	18,456,328
Best Buy Co., Inc.	236,782	20,315,896
Total		38,772,224

Technology Hardware, Storage & Peripherals 1.64%
NetApp, Inc.	163,743	19,007,287

Textiles, Apparel & Luxury Goods 1.87%
Ralph Lauren Corp.	94,090	21,732,908

Trading Companies & Distributors 3.74%
AerCap Holdings NV (Ireland)(a)	217,197	20,785,753
Core & Main, Inc. Class A*	334,450	17,026,850
MRC Global, Inc.*	445,821	5,697,592
Total		43,510,195
Total Common Stocks (cost $922,964,040)		1,149,280,265

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.23%

Repurchase Agreements 1.23%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $14,519,200 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $14,518,156; proceeds: $14,234,930 (cost $14,233,309)	$14,233,309	$14,233,309
Total Investments in Securities 100.15% (cost $937,197,349)		1,163,513,574
Other Assets and Liabilities – Net (0.15)%		(1,700,903)
Net Assets 100.00%		$1,161,812,671

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,149,280,265	$–	$–	$1,149,280,265
Short-Term Investments
Repurchase Agreements	–	14,233,309	–	14,233,309
Total	$1,149,280,265	$14,233,309	$–	$1,163,513,574

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value loaned (cost $937,197,349)	$1,163,513,574
Cash	19
Foreign cash, at value (cost $255)	242
Receivables:
Interest and dividends	969,569
Capital shares sold	204,021
Prepaid expenses	5,454
Total assets	1,164,692,879
LIABILITIES:
Payables:
12b-1 distribution plan	825,137
Management fee	591,751
Directors’ fees	454,371
Investment securities purchased	301,325
Capital shares reacquired	261,091
Fund administration	40,903
Accrued expenses	405,630
Total liabilities	2,880,208
Commitments and contingent liabilities	–
NET ASSETS	$1,161,812,671
COMPOSITION OF NET ASSETS:
Paid-in capital	$891,054,521
Total distributable earnings (loss)	270,758,150
Net Assets	$1,161,812,671

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

December 31, 2024

Net assets by class:
Class A Shares	$890,344,260
Class C Shares	$9,903,777
Class F Shares	$22,346,962
Class F3 Shares	$21,712,410
Class I Shares	$139,668,291
Class P Shares	$25,621,871
Class R2 Shares	$2,023,449
Class R3 Shares	$18,463,762
Class R4 Shares	$10,271,657
Class R5 Shares	$3,522,480
Class R6 Shares	$17,933,752
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	26,379,698
Class C Shares (200 million shares of common stock authorized, $.001 par value)	325,580
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	669,547
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	644,671
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	4,192,308
Class P Shares (200 million shares of common stock authorized, $.001 par value)	793,181
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	61,220
Class R3 Shares (381.6 million shares of common stock authorized, $.001 par value)	554,034
Class R4 Shares (381.6 million shares of common stock authorized, $.001 par value)	305,334
Class R5 Shares (381.6 million shares of common stock authorized, $.001 par value)	105,791
Class R6 Shares (381.6 million shares of common stock authorized, $.001 par value)	532,695
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$33.75
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$35.81
Class C Shares-Net asset value	$30.42
Class F Shares-Net asset value	$33.38
Class F3 Shares-Net asset value	$33.68
Class I Shares-Net asset value	$33.32
Class P Shares-Net asset value	$32.30
Class R2 Shares-Net asset value	$33.05
Class R3 Shares-Net asset value	$33.33
Class R4 Shares-Net asset value	$33.64
Class R5 Shares-Net asset value	$33.30
Class R6 Shares-Net asset value	$33.67

See Notes to Financial Statements.	5

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $79,344)	$20,471,703
Securities lending net income	9,559
Interest and other	316,508
Interest earned from Interfund Lending (See Note 9)	1,639
Total investment income	20,799,409
Expenses:
Management fee	6,835,089
12b-1 distribution plan–Class A	2,249,129
12b-1 distribution plan–Class C	114,630
12b-1 distribution plan–Class F	23,788
12b-1 distribution plan–Class P	119,153
12b-1 distribution plan–Class R2	11,675
12b-1 distribution plan–Class R3	92,367
12b-1 distribution plan–Class R4	25,349
Shareholder servicing	1,215,580
Fund administration	470,807
Registration	171,275
Reports to shareholders	99,887
Professional	77,674
Directors’ fees	58,710
Custody	15,105
Other	133,822
Gross expenses	11,714,040
Fees waived and expenses reimbursed (See Note 3)	(15,105)
Net expenses	11,698,935
Net investment income	9,100,474
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	152,497,945
Net realized gain (loss) on foreign currency related transactions	(4,098)
Net change in unrealized appreciation/depreciation on investments	2,406,479
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(12,895)
Net realized and unrealized gain (loss)	154,887,431
Net Increase in Net Assets Resulting From Operations	$163,987,905

6	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$9,100,474	$8,441,579
Net realized gain (loss) on investments and foreign currency related transactions	152,493,847	7,122,882
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,393,584	139,932,686
Net increase in net assets resulting from operations	163,987,905	155,497,147
Distributions to Shareholders
Class A	(80,169,014)	(10,607,158)
Class C	(953,644)	(108,249)
Class F	(2,092,355)	(345,570)
Class F3	(2,031,340)	(314,530)
Class I	(13,199,678)	(1,942,074)
Class P	(2,340,562)	(281,239)
Class R2	(176,695)	(16,136)
Class R3	(1,613,574)	(179,478)
Class R4	(908,804)	(117,596)
Class R5	(337,973)	(52,178)
Class R6	(1,687,250)	(237,616)
Total distribution to shareholders	(105,510,889)	(14,201,824)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	62,781,068	111,423,010
Reinvestment of distributions	95,449,652	12,849,932
Cost of shares reacquired	(175,841,847)	(216,222,913)
Net decrease in net assets resulting from capital share transactions	(17,611,127)	(91,949,971)
Net increase in net assets	40,865,889	49,345,352
NET ASSETS:
Beginning of year	$1,120,946,782	$1,071,601,430
End of year	$1,161,812,671	$1,120,946,782

See Notes to Financial Statements.	7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
12/31/2024	$32.11	$0.26		$4.65		$4.91	$(0.20)	$(3.07)	$(3.27)
12/31/2023	28.15	0.23		4.12		4.35	(0.17)	(0.22)	(0.39)
12/31/2022	34.35	0.33		(4.17)		(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	29.02	0.25		8.01		8.26	(0.27)	(2.66)	(2.93)
12/31/2020	28.59	0.32		0.46	(c)	0.78	(0.35)	–	(0.35)
Class C
12/31/2024	29.26	–	(d)	4.23		4.23	–	(3.07)	(3.07)
12/31/2023	25.72	0.01		3.75		3.76	–	(0.22)	(0.22)
12/31/2022	31.59	0.09		(3.84)		(3.75)	(0.06)	(2.06)	(2.12)
12/31/2021	26.88	–		7.39		7.39	(0.02)	(2.66)	(2.68)
12/31/2020	26.47	0.12		0.40	(c)	0.52	(0.11)	–	(0.11)
Class F
12/31/2024	31.80	0.31		4.61		4.92	(0.27)	(3.07)	(3.34)
12/31/2023	27.86	0.25		4.11		4.36	(0.20)	(0.22)	(0.42)
12/31/2022	34.02	0.37		(4.13)		(3.76)	(0.34)	(2.06)	(2.40)
12/31/2021	28.76	0.30		7.94		8.24	(0.32)	(2.66)	(2.98)
12/31/2020	28.34	0.35		0.46	(c)	0.81	(0.39)	–	(0.39)
Class F3
12/31/2024	32.05	0.38		4.65		5.03	(0.33)	(3.07)	(3.40)
12/31/2023	28.07	0.33		4.12		4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.24	0.44		(4.16)		(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.92	0.37		7.97		8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.46	0.40		0.48	(c)	0.88	(0.42)	–	(0.42)
Class I
12/31/2024	31.76	0.35		4.61		4.96	(0.33)	(3.07)	(3.40)
12/31/2023	27.84	0.30		4.09		4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.01	0.40		(4.13)		(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.76	0.33		7.93		8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.33	0.37		0.47	(c)	0.84	(0.41)	–	(0.41)
Class P
12/31/2024	30.86	0.18		4.46		4.64	(0.13)	(3.07)	(3.20)
12/31/2023	27.06	0.16		3.97		4.13	(0.11)	(0.22)	(0.33)
12/31/2022	33.13	0.26		(4.03)		(3.77)	(0.24)	(2.06)	(2.30)
12/31/2021	28.07	0.18		7.74		7.92	(0.20)	(2.66)	(2.86)
12/31/2020	27.67	0.26		0.43	(c)	0.69	(0.29)	–	(0.29)
Class R2
12/31/2024	31.52	0.14		4.55		4.69	(0.09)	(3.07)	(3.16)
12/31/2023	27.64	0.12		4.05		4.17	(0.07)	(0.22)	(0.29)
12/31/2022	33.79	0.22		(4.11)		(3.89)	(0.20)	(2.06)	(2.26)
12/31/2021	28.58	0.13		7.88		8.01	(0.14)	(2.66)	(2.80)
12/31/2020	28.16	0.22		0.45	(c)	0.67	(0.25)	–	(0.25)

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$33.75	15.05	1.02	1.02	0.74	$ 890,344	53
32.11	15.50	1.03	1.03	0.77	857,001	41
28.15	(11.06)	1.01	1.01	1.08	808,839	40
34.35	28.88	0.98	0.98	0.74	1,002,000	61
29.02	2.73	1.02	1.02	1.26	851,886	63

30.42	14.19	1.77	1.77	(0.01)	9,904	53
29.26	14.66	1.78	1.78	0.02	12,577	41
25.72	(11.76)	1.76	1.76	0.33	23,867	40
31.59	27.96	1.73	1.73	(0.01)	35,761	61
26.88	1.94	1.78	1.78	0.51	33,469	63

33.38	15.22	0.87	0.87	0.89	22,347	53
31.80	15.69	0.88	0.88	0.87	23,333	41
27.86	(10.93)	0.85	0.85	1.19	62,473	40
34.02	29.09	0.83	0.83	0.89	135,505	61
28.76	2.86	0.88	0.88	1.41	120,942	63

33.68	15.43	0.68	0.68	1.09	21,712	53
32.05	15.94	0.68	0.68	1.11	21,250	41
28.07	(10.78)	0.67	0.67	1.42	19,312	40
34.24	29.29	0.64	0.64	1.07	24,037	61
28.92	3.11	0.68	0.68	1.61	21,165	63

33.32	15.32	0.77	0.77	1.00	139,668	53
31.76	15.80	0.78	0.78	1.03	132,185	41
27.84	(10.85)	0.75	0.75	1.31	86,662	40
34.01	29.19	0.73	0.73	0.99	212,934	61
28.76	3.00	0.77	0.77	1.46	196,164	63

32.30	14.82	1.22	1.22	0.54	25,622	53
30.86	15.27	1.23	1.23	0.57	25,777	41
27.06	(11.27)	1.21	1.21	0.88	26,568	40
33.13	28.64	1.18	1.18	0.54	34,019	61
28.07	2.51	1.23	1.23	1.06	31,575	63

33.05	14.62	1.38	1.38	0.40	2,023	53
31.52	15.12	1.38	1.38	0.42	1,772	41
27.64	(11.40)	1.36	1.36	0.74	1,800	40
33.79	28.46	1.33	1.33	0.39	2,054	61
28.58	2.37	1.38	1.38	0.91	1,791	63

See Notes to Financial Statements.	9

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class R3
12/31/2024	$31.75	$0.17	$4.59		$4.76	$(0.11)	$(3.07)	$(3.18)
12/31/2023	27.83	0.15	4.08		4.23	(0.09)	(0.22)	(0.31)
12/31/2022	33.99	0.25	(4.13)		(3.88)	(0.22)	(2.06)	(2.28)
12/31/2021	28.74	0.17	7.92		8.09	(0.18)	(2.66)	(2.84)
12/31/2020	28.32	0.25	0.44	(c)	0.69	(0.27)	–	(0.27)
Class R4
12/31/2024	32.02	0.26	4.63		4.89	(0.20)	(3.07)	(3.27)
12/31/2023	28.07	0.23	4.12		4.35	(0.18)	(0.22)	(0.40)
12/31/2022	34.27	0.33	(4.17)		(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	28.92	0.24	7.99		8.23	(0.22)	(2.66)	(2.88)
12/31/2020	28.50	0.31	0.46	(c)	0.77	(0.35)	–	(0.35)
Class R5
12/31/2024	31.75	0.35	4.60		4.95	(0.33)	(3.07)	(3.40)
12/31/2023	27.83	0.30	4.09		4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.00	0.40	(4.13)		(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.75	0.34	7.92		8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.32	0.38	0.46	(c)	0.84	(0.41)	–	(0.41)
Class R6
12/31/2024	32.04	0.38	4.65		5.03	(0.33)	(3.07)	(3.40)
12/31/2023	28.06	0.33	4.12		4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.23	0.44	(4.16)		(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.91	0.37	7.97		8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.45	0.40	0.48	(c)	0.88	(0.42)	–	(0.42)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Amount is less than $0.01.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$33.33	14.72	1.27	1.27	0.49	$18,464	53
31.75	15.25	1.28	1.28	0.52	17,682	41
27.83	(11.31)	1.26	1.26	0.83	16,486	40
33.99	28.58	1.23	1.23	0.49	22,910	61
28.74	2.46	1.28	1.28	1.01	20,618	63

33.64	15.03	1.02	1.02	0.74	10,272	53
32.02	15.53	1.03	1.03	0.77	9,648	41
28.07	(11.09)	1.01	1.01	1.09	8,032	40
34.27	28.90	0.98	0.98	0.73	8,477	61
28.92	2.71	1.03	1.03	1.26	17,417	63

33.30	15.33	0.77	0.77	1.00	3,522	53
31.75	15.81	0.78	0.78	1.02	3,400	41
27.83	(10.85)	0.76	0.76	1.33	3,358	40
34.00	29.20	0.73	0.73	1.00	4,211	61
28.75	3.00	0.78	0.78	1.52	3,654	63

33.67	15.44	0.68	0.68	1.09	17,934	53
32.04	15.95	0.68	0.68	1.11	16,322	41
28.06	(10.79)	0.67	0.67	1.42	14,204	40
34.23	29.30	0.64	0.64	1.07	19,102	61
28.91	3.11	0.68	0.68	1.62	16,603	63

See Notes to Financial Statements.	11

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open- end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front- end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front- end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one- year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent

Notes to Financial Statements (continued)

with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the

Notes to Financial Statements (continued)

Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A

Notes to Financial Statements (continued)

three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .58% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $15,105 of fund administration fees for the fiscal year ended December 31, 2024.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the fiscal year ended December 31, 2024:

Distributor Commissions	Dealers’ Concessions
$23,157	$131,687

The Distributor received CDSCs of $75 for Class C shares, during the fiscal year ended December 31, 2024.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$12,153,283	$93,357,606	$–	$105,510,889

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$6,243,794	$7,958,030	$–	$14,201,824

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) – Net
Mid Cap Stock Fund	$730,726	$42,628,197	$–	$227,853,598	$(454,371)	$270,758,150

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mid Cap Stock Fund	$935,646,024	$251,229,961	$(23,362,411)	$227,867,550

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Mid Cap Stock Fund	$(8,916,384)	$8,916,384

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

Purchases	Sales
$613,819,287	$726,040,907

There were no purchases or sales of U.S. Government securities during the fiscal year ended December 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund engaged in cross-trade sales of $262,020 which resulted in a net realized gain (loss) of $(115,842).

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and

Notes to Financial Statements (continued)

disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$14,233,309	$–	$14,233,309
Total	$14,233,309	$–	$14,233,309

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$14,233,309	$–	$–	$(14,233,309)	$–
Total	$14,233,309	$–	$–	$(14,233,309)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (continued)

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income*
$13,137,770	4.57%	$1,639

*	Statement of Operations location: Interest earned from Interfund Lending.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of

Notes to Financial Statements (continued)

its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Notes to Financial Statements (continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	663,790	$23,199,827	1,420,507	$42,407,437
Reinvestment of distributions	2,109,793	73,062,148	305,309	9,668,053
Shares reacquired	(3,080,525)	(108,210,665)	(3,773,336)	(111,816,038)
Decrease	(306,942)	$(11,948,690)	(2,047,520)	$(59,740,548)
Class C Shares
Shares sold	18,737	$603,697	63,851	$1,768,650
Reinvestment of distributions	30,221	943,498	3,720	106,076
Shares reacquired	(153,189)	(4,860,150)	(565,567)	(15,006,887)
Decrease	(104,231)	$(3,312,955)	(497,996)	$(13,132,161)
Class F Shares
Shares sold	20,590	$711,585	34,761	$1,005,266
Reinvestment of distributions	53,846	1,844,425	9,801	306,414
Shares reacquired	(138,682)	(4,848,396)	(1,553,308)	(46,011,934)
Decrease	(64,246)	$(2,292,386)	(1,508,746)	$(44,700,254)

Notes to Financial Statements (concluded)

	Year Ended December 31, 2024		Year Ended December 31, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	67,161	$2,381,322	70,691	$2,059,054
Reinvestment of distributions	58,763	2,031,340	9,930	314,530
Shares reacquired	(144,331)	(5,066,929)	(105,654)	(3,104,402)
Decrease	(18,407)	$(654,267)	(25,033)	$(730,818)
Class I Shares
Shares sold	700,545	$24,663,710	1,730,846	$51,211,498
Reinvestment of distributions	341,896	11,688,990	55,045	1,729,276
Shares reacquired	(1,011,621)	(35,222,751)	(736,788)	(21,488,444)
Increase	30,820	$1,129,949	1,049,103	$31,452,330
Class P Shares
Shares sold	111,767	$3,753,882	175,307	$4,960,104
Reinvestment of distributions	70,274	2,329,577	9,225	280,074
Shares reacquired	(224,265)	(7,568,109)	(330,856)	(9,366,932)
Decrease	(42,224)	$(1,484,650)	(146,324)	$(4,126,754)
Class R2 Shares
Shares sold	5,452	$186,343	9,931	$285,577
Reinvestment of distributions	5,143	174,435	514	15,927
Shares reacquired	(5,603)	(195,624)	(19,349)	(551,679)
Increase (decrease)	4,992	$165,154	(8,904)	$(250,175)
Class R3 Shares
Shares sold	55,575	$1,929,796	106,458	$3,136,113
Reinvestment of distributions	47,181	1,613,574	5,754	179,477
Shares reacquired	(105,716)	(3,678,016)	(147,555)	(4,278,606)
Decrease	(2,960)	$(134,646)	(35,343)	$(963,016)
Class R4 Shares
Shares sold	40,794	$1,419,105	65,383	$1,925,708
Reinvestment of distributions	18,853	650,810	2,748	86,837
Shares reacquired	(55,643)	(1,946,153)	(52,927)	(1,536,527)
Increase	4,004	$123,762	15,204	$476,018
Class R5 Shares
Shares sold	22,844	$788,230	15,927	$467,573
Reinvestment of distributions	1,525	52,103	370	11,541
Shares reacquired	(25,674)	(902,703)	(29,859)	(887,424)
Decrease	(1,305)	$(62,370)	(13,562)	$(408,310)
Class R6 Shares
Shares sold	88,672	$3,143,571	73,029	$2,196,030
Reinvestment of distributions	30,646	1,058,752	4,788	151,727
Shares reacquired	(96,100)	(3,342,351)	(74,606)	(2,174,040)
Increase	23,218	$859,972	3,211	$173,717

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Mid Cap Stock Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 26, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Mid Cap Stock Fund	99%	100%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Fund Name	Long-Term Capital Gains
Mid Cap Stock Fund	$93,357,606

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-2 (2/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 26, 2025

	By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: February 26, 2025